UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03725

Fidelity California Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® California Municipal Income Fund Fidelity® California Municipal Income Fund : FCTFX

This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Municipal Income Fund	$ 44	0.43%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a solid gain for the 12 months ending February 28, 2025, helped early on by anticipated interest-rate cuts, but then buffeted in late 2024 by heavy muni supply and tempered rate-cut expectations. The category regained strength in early 2025 amid softening economic data and a flight to quality that favored fixed-income investments.
•Against this backdrop, credit-quality positioning contributed to performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•This included an overweight in bonds that outperformed the index because credit spreads tightened, including securities backed by Beverly Hospital, as creditors of the bankrupt hospital recovered more than expected.
•An underweight in bonds backed by the state of California also helped, given that these high-quality securities lagged the state index amid the market's preference for lower-quality, higher-yielding bonds.
•Below-index exposure to bonds backed by the Los Angeles Department of Water and Power also contributed. They trailed the state index due to questions about the utility's performance in the wake of wildfires in and around the city.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another contributor to relative performance.
•In contrast, yield-curve positioning modestly detracted from the fund's performance versus the state index for the 12 months.
•Lastly, pricing factors hurt relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® California Municipal Income Fund	3.54%	0.64%	2.26%
Bloomberg California 4+ Year Enhanced Municipal Linked Index	2.61%	0.58%	2.29%
Bloomberg Municipal Bond Index	2.96%	0.67%	2.33%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,635,977,503
Number of Holdings	635
Total Advisory Fee	$6,805,272
Portfolio Turnover	22%
What did the Fund invest in?
(as of February 28, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.8
Transportation	23.2
Health Care	12.3
Education	11.4
Others(Individually Less Than 5%)	15.3
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.9
AA - 51.6
A - 32.5
BBB - 9.0
Not Rated - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912710.100    91-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class M : FCMTX

This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 68	0.67%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a solid gain for the 12 months ending February 28, 2025, helped early on by anticipated interest-rate cuts, but then buffeted in late 2024 by heavy muni supply and tempered rate-cut expectations. The category regained strength in early 2025 amid softening economic data and a flight to quality that favored fixed-income investments.
•Against this backdrop, credit-quality positioning contributed to performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•This included an overweight in bonds that outperformed the index because credit spreads tightened, including securities backed by Beverly Hospital, as creditors of the bankrupt hospital recovered more than expected.
•An underweight in bonds backed by the state of California also helped, given that these high-quality securities lagged the state index amid the market's preference for lower-quality, higher-yielding bonds.
•Below-index exposure to bonds backed by the Los Angeles Department of Water and Power also contributed. They trailed the state index due to questions about the utility's performance in the wake of wildfires in and around the city.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another contributor to relative performance.
•In contrast, yield-curve positioning modestly detracted from the fund's performance versus the state index for the 12 months.
•Lastly, pricing factors hurt relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	-0.76%	-0.42%	1.57%
Class M (without 4.00% sales charge)	3.38%	0.40%	1.98%
Bloomberg California 4+ Year Enhanced Municipal Linked Index	2.61%	0.58%	2.29%
Bloomberg Municipal Bond Index	2.96%	0.67%	2.33%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,635,977,503
Number of Holdings	635
Total Advisory Fee	$6,805,272
Portfolio Turnover	22%
What did the Fund invest in?
(as of February 28, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.8
Transportation	23.2
Health Care	12.3
Education	11.4
Others(Individually Less Than 5%)	15.3
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.9
AA - 51.6
A - 32.5
BBB - 9.0
Not Rated - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912707.100    1102-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class Z : FIJBX

This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.40%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a solid gain for the 12 months ending February 28, 2025, helped early on by anticipated interest-rate cuts, but then buffeted in late 2024 by heavy muni supply and tempered rate-cut expectations. The category regained strength in early 2025 amid softening economic data and a flight to quality that favored fixed-income investments.
•Against this backdrop, credit-quality positioning contributed to performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•This included an overweight in bonds that outperformed the index because credit spreads tightened, including securities backed by Beverly Hospital, as creditors of the bankrupt hospital recovered more than expected.
•An underweight in bonds backed by the state of California also helped, given that these high-quality securities lagged the state index amid the market's preference for lower-quality, higher-yielding bonds.
•Below-index exposure to bonds backed by the Los Angeles Department of Water and Power also contributed. They trailed the state index due to questions about the utility's performance in the wake of wildfires in and around the city.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another contributor to relative performance.
•In contrast, yield-curve positioning modestly detracted from the fund's performance versus the state index for the 12 months.
•Lastly, pricing factors hurt relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	3.66%	0.67%	2.44%
Bloomberg California 4+ Year Enhanced Municipal Linked Index	2.61%	0.58%	2.34%
Bloomberg Municipal Bond Index	2.96%	0.67%	2.42%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,635,977,503
Number of Holdings	635
Total Advisory Fee	$6,805,272
Portfolio Turnover	22%
What did the Fund invest in?
(as of February 28, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.8
Transportation	23.2
Health Care	12.3
Education	11.4
Others(Individually Less Than 5%)	15.3
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.9
AA - 51.6
A - 32.5
BBB - 9.0
Not Rated - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912709.100    3233-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class C : FCMKX

This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 151	1.49%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a solid gain for the 12 months ending February 28, 2025, helped early on by anticipated interest-rate cuts, but then buffeted in late 2024 by heavy muni supply and tempered rate-cut expectations. The category regained strength in early 2025 amid softening economic data and a flight to quality that favored fixed-income investments.
•Against this backdrop, credit-quality positioning contributed to performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•This included an overweight in bonds that outperformed the index because credit spreads tightened, including securities backed by Beverly Hospital, as creditors of the bankrupt hospital recovered more than expected.
•An underweight in bonds backed by the state of California also helped, given that these high-quality securities lagged the state index amid the market's preference for lower-quality, higher-yielding bonds.
•Below-index exposure to bonds backed by the Los Angeles Department of Water and Power also contributed. They trailed the state index due to questions about the utility's performance in the wake of wildfires in and around the city.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another contributor to relative performance.
•In contrast, yield-curve positioning modestly detracted from the fund's performance versus the state index for the 12 months.
•Lastly, pricing factors hurt relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	1.54%	-0.43%	1.32%
Class C	2.54%	-0.43%	1.32%
Bloomberg California 4+ Year Enhanced Municipal Linked Index	2.61%	0.58%	2.29%
Bloomberg Municipal Bond Index	2.96%	0.67%	2.33%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,635,977,503
Number of Holdings	635
Total Advisory Fee	$6,805,272
Portfolio Turnover	22%
What did the Fund invest in?
(as of February 28, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.8
Transportation	23.2
Health Care	12.3
Education	11.4
Others(Individually Less Than 5%)	15.3
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.9
AA - 51.6
A - 32.5
BBB - 9.0
Not Rated - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912706.100    1101-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® California Limited Term Tax-Free Bond Fund Fidelity® California Limited Term Tax-Free Bond Fund : FCSTX

This annual shareholder report contains information about Fidelity® California Limited Term Tax-Free Bond Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Limited Term Tax-Free Bond Fund	$ 30	0.30%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a solid gain for the 12 months ending February 28, 2025, helped early on by anticipated interest-rate cuts, but then buffeted in late 2024 by heavy muni supply and tempered rate-cut expectations. The category regained strength in early 2025 amid softening economic data and a flight to quality that favored fixed-income investments.
•Against this backdrop, credit-quality positioning contributed to performance versus the Bloomberg California Enhanced Municipal 1-7 Year Non-AMT Index for the fiscal year.
•This included an overweight in bonds that outperformed the index because credit spreads tightened, including securities backed by Beverly Hospital, as creditors of the bankrupt hospital recovered more than expected.
•An underweight in bonds backed by the state of California also helped, given that these high-quality securities lagged the state index amid the market's preference for lower-quality, higher-yielding bonds.
•Below-index exposure to bonds backed by the Los Angeles Department of Water and Power also contributed. They trailed the state index due to questions about the utility's performance in the wake of wildfires in and around the city.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another contributor to relative performance.
•In contrast, yield-curve positioning detracted, with an overweight in the 10-year part of the yield curve.
•Lastly, pricing factors detracted from relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® California Limited Term Tax-Free Bond Fund	2.93%	0.71%	1.31%
Bloomberg California Enhanced Municipal 1-7 Year Non-AMT Index	2.85%	0.92%	1.41%
Bloomberg Municipal Bond Index	2.96%	0.67%	2.33%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$553,687,931
Number of Holdings	302
Total Advisory Fee	$1,044,777
Portfolio Turnover	15%
What did the Fund invest in?
(as of February 28, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	45.1
Health Care	15.0
Education	11.1
Transportation	6.1
Electric Utilities	5.8
Others(Individually Less Than 5%)	16.9
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 6.3
AA - 59.1
A - 22.9
BBB - 7.3
Not Rated - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912762.100    1534-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class I : FCMQX

This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.53%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a solid gain for the 12 months ending February 28, 2025, helped early on by anticipated interest-rate cuts, but then buffeted in late 2024 by heavy muni supply and tempered rate-cut expectations. The category regained strength in early 2025 amid softening economic data and a flight to quality that favored fixed-income investments.
•Against this backdrop, credit-quality positioning contributed to performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•This included an overweight in bonds that outperformed the index because credit spreads tightened, including securities backed by Beverly Hospital, as creditors of the bankrupt hospital recovered more than expected.
•An underweight in bonds backed by the state of California also helped, given that these high-quality securities lagged the state index amid the market's preference for lower-quality, higher-yielding bonds.
•Below-index exposure to bonds backed by the Los Angeles Department of Water and Power also contributed. They trailed the state index due to questions about the utility's performance in the wake of wildfires in and around the city.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another contributor to relative performance.
•In contrast, yield-curve positioning modestly detracted from the fund's performance versus the state index for the 12 months.
•Lastly, pricing factors hurt relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	3.52%	0.55%	2.17%
Bloomberg California 4+ Year Enhanced Municipal Linked Index	2.61%	0.58%	2.29%
Bloomberg Municipal Bond Index	2.96%	0.67%	2.33%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,635,977,503
Number of Holdings	635
Total Advisory Fee	$6,805,272
Portfolio Turnover	22%
What did the Fund invest in?
(as of February 28, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.8
Transportation	23.2
Health Care	12.3
Education	11.4
Others(Individually Less Than 5%)	15.3
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.9
AA - 51.6
A - 32.5
BBB - 9.0
Not Rated - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912708.100    1103-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class A : FCMAX

This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 77	0.76%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a solid gain for the 12 months ending February 28, 2025, helped early on by anticipated interest-rate cuts, but then buffeted in late 2024 by heavy muni supply and tempered rate-cut expectations. The category regained strength in early 2025 amid softening economic data and a flight to quality that favored fixed-income investments.
•Against this backdrop, credit-quality positioning contributed to performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•This included an overweight in bonds that outperformed the index because credit spreads tightened, including securities backed by Beverly Hospital, as creditors of the bankrupt hospital recovered more than expected.
•An underweight in bonds backed by the state of California also helped, given that these high-quality securities lagged the state index amid the market's preference for lower-quality, higher-yielding bonds.
•Below-index exposure to bonds backed by the Los Angeles Department of Water and Power also contributed. They trailed the state index due to questions about the utility's performance in the wake of wildfires in and around the city.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another contributor to relative performance.
•In contrast, yield-curve positioning modestly detracted from the fund's performance versus the state index for the 12 months.
•Lastly, pricing factors hurt relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	-0.85%	-0.51%	1.51%
Class A (without 4.00% sales charge)	3.28%	0.31%	1.93%
Bloomberg California 4+ Year Enhanced Municipal Linked Index	2.61%	0.58%	2.29%
Bloomberg Municipal Bond Index	2.96%	0.67%	2.33%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,635,977,503
Number of Holdings	635
Total Advisory Fee	$6,805,272
Portfolio Turnover	22%
What did the Fund invest in?
(as of February 28, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.8
Transportation	23.2
Health Care	12.3
Education	11.4
Others(Individually Less Than 5%)	15.3
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.9
AA - 51.6
A - 32.5
BBB - 9.0
Not Rated - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912705.100    1099-TSRA-0425

Item 2.

Code of Ethics

As of the end of the period, February 28, 2025, Fidelity California Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity California Limited Term Tax-Free Bond Fund and Fidelity California Municipal Income Fund (the “Funds”):

Services Billed by PwC

February 28, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California Limited Term Tax-Free Bond Fund	$52,000	$4,200	$5,700	$1,800
Fidelity California Municipal Income Fund	$47,400	$3,800	$5,800	$1,700

February 29, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California Limited Term Tax-Free Bond Fund	$51,000	$4,100	$5,500	$1,700
Fidelity California Municipal Income Fund	$46,500	$3,800	$5,600	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	February 28, 2025A	February 29, 2024A
Audit-Related Fees	$9,845,100	$9,422,800
Tax Fees	$1,000	$61,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	February 28, 2025A	February 29, 2024A
PwC	$14,770,600	$15,050,800

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® California Limited Term Tax-Free Bond Fund

Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® California Limited Term Tax-Free Bond Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Municipal Securities - 97.4%
	Principal Amount (a)	Value ($)
California - 96.7%
Abc Calif Uni Sch Dist 0% 8/1/2025 (National Public Finance Guarantee Corporation Insured) (b)	1,285,000	1,269,286
Acton-Agua Dulce Uni Sch Dist Calif 0% 8/1/2032 (Assured Guaranty Municipal Corp Insured) (b)	1,795,000	1,403,139
Anaheim Calif City Sch Dist 0% 8/1/2029 (b)	875,000	759,133
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2031 (c)	1,015,000	1,089,816
Azusa Calif Uni Sch Dist Series 2002, 0% 7/1/2026 (Assured Guaranty Municipal Corp Insured) (b)	1,125,000	1,074,921
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (d)	11,900,000	11,414,902
Bay Area Toll Auth CA Bridge Rev 2.95% tender 4/1/2047 (d)	1,830,000	1,826,239
Bay Area Toll Auth CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (d)	7,300,000	7,260,060
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2026	1,000,000	1,040,360
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2027	1,000,000	1,062,839
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2028	1,000,000	1,084,988
CA Multi Fam Hsg Rev Participating VRDN Series 2025 CF7012, 1.98% 7/1/2052 (Liquidity Facility Citibank NA) (d)(h)	2,500,000	2,500,000
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2027	750,000	781,022
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2025	3,400,000	3,412,452
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2026	3,000,000	3,068,575
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2027	3,000,000	3,123,438
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2025 (Build America Mutual Assurance Co Insured)	400,000	401,442
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2026 (Build America Mutual Assurance Co Insured)	450,000	460,298
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2027 (Build America Mutual Assurance Co Insured)	470,000	490,606
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2028 (Build America Mutual Assurance Co Insured)	375,000	397,692
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2029 (Build America Mutual Assurance Co Insured)	400,000	430,383
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2030 (Build America Mutual Assurance Co Insured)	500,000	545,162
California Community Choice Financing Authority 5% 12/1/2027 (Athene Annuity And Life Company Guaranteed)	180,000	186,501
California Community Choice Financing Authority 5% 12/1/2028 (Athene Annuity And Life Company Guaranteed)	240,000	251,056
California Community Choice Financing Authority 5% 12/1/2029 (Athene Annuity And Life Company Guaranteed)	240,000	253,477
California Community Choice Financing Authority 5% 12/1/2030 (Athene Annuity And Life Company Guaranteed)	290,000	308,825
California Community Choice Financing Authority 5% 12/1/2031 (Athene Annuity And Life Company Guaranteed)	325,000	348,482
California Community Choice Financing Authority 5% 12/1/2032 (Athene Annuity And Life Company Guaranteed)	545,000	584,010
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	1,600,000	1,702,723
California Community Choice Financing Authority 5% tender 2/1/2055 (Morgan Stanley Guaranteed) (d)	2,410,000	2,615,372
California Community Choice Financing Authority 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (d)	5,075,000	5,526,404
California Community Choice Financing Authority 5.25% tender 11/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (d)	1,160,000	1,232,898
California Community Choice Financing Authority Series 2023 F, 5.5% tender 10/1/2054 (National Bank of Canada Guaranteed) (d)	1,150,000	1,249,121
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (d)	3,000,000	3,224,642
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	1,520,000	1,616,999
California Edl Facs Auth Rev (Pomona College Proj.) 0% 7/1/2028 (b)	400,000	362,285
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2026	475,000	487,641
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2027	475,000	499,318
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2028	375,000	402,721
California Health Facilities Financing Authority (Adventist Health System-West Proj.) Series 2016A, 4% 3/1/2027	475,000	480,581
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series 2015, 5% 11/15/2025	675,000	686,752
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 5% 11/1/2025	500,000	507,715
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 5% 11/1/2026	300,000	311,765
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 5% 11/1/2027	200,000	213,263
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021B, 5% 11/1/2026	250,000	259,805
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021B, 5% 11/1/2027	600,000	639,789
California Health Facilities Financing Authority (Childrens Hospital Ca Proj.) Series 2024B, 5% tender 11/1/2054 (d)	4,735,000	5,306,611
California Health Facilities Financing Authority (Lucile Salter Packrd Chil Hosp Proj.) 5% 5/15/2026	1,000,000	1,028,900
California Health Facilities Financing Authority (Lucile Salter Packrd Chil Hosp Proj.) 5% 5/15/2027	275,000	289,791
California Health Facilities Financing Authority (Providence Health Systems Proj.) 2% tender 10/1/2036 (d)	12,985,000	12,843,333
California Health Facilities Financing Authority (Providence Health Systems Proj.) 5% 7/1/2032	1,335,000	1,527,970
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 B, 5% tender 10/1/2039 (d)	5,625,000	5,849,528
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 C, 5% tender 10/1/2039 (d)	6,730,000	6,781,050
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024 B1, 5% tender 11/15/2061 (d)	750,000	809,676
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (d)	5,000,000	5,576,188
California Hsg Fin Agy Affordable Hsg Rev (Ca Mhsg Rev 2023 Proj.) 3.25% tender 8/1/2064 (d)	4,000,000	4,000,966
California Hsg Fin Agy Affordable Hsg Rev (Ca Mhsg Rev 2023 Proj.) Series 2023A 2, 3.6% tender 8/1/2063 (d)	2,500,000	2,507,956
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2027	300,000	316,818
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	3,000,000	3,003,044
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (d)	7,665,000	6,927,969
California Infrastructure & Economic Development Bank (Segerstrom Ctr For The Arts Proj.) Series 2024, 5% 1/1/2032	1,885,000	2,120,191
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2030	2,650,000	2,783,847
California Mun Fin Auth Multifamily Hsg Rev Series 2024 A 1, 5% tender 6/1/2056 (d)	2,000,000	2,129,600
California Mun Fin Auth Multifamily Hsg Rev Series 2024A, 3.2% tender 9/1/2045 (d)	1,355,000	1,362,244
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2025	1,210,000	1,220,149
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2026	355,000	364,266
California Mun Fin Auth Rev (California Baptist Univ Proj.) Series 2016 A, 4% 11/1/2026 (e)	250,000	248,838
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2028 (California Mortgage Insurance Guaranteed)	2,000,000	2,056,366
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2026 (California Mortgage Insurance Guaranteed)	360,000	370,274
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2027 (California Mortgage Insurance Guaranteed)	350,000	368,363
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2025	1,035,000	1,040,207
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2026	1,065,000	1,087,789
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2027	1,235,000	1,281,808
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2029	115,000	119,004
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2026	500,000	510,699
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2027	640,000	663,819
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2025 (California Mortgage Insurance Guaranteed)	995,000	1,004,357
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2026 (California Mortgage Insurance Guaranteed)	275,000	284,496
California Mun Fin Auth Rev (Northbay Healthcare Group Proj.) Series 2017 A, 5% 11/1/2025	745,000	749,685
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2025	1,250,000	1,255,324
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2028	390,000	406,909
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 4% 11/15/2025	630,000	628,201
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 4% 11/15/2028	710,000	708,355
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2025	275,000	277,338
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2026	300,000	308,110
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2026	650,000	665,517
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2027	1,285,000	1,348,118
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2028	2,000,000	2,142,320
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2029	3,000,000	3,274,526
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2027	365,000	379,836
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2028	305,000	322,730
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2029	250,000	268,662
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2030	200,000	217,830
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2031	210,000	231,035
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2032	315,000	348,985
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2025	390,000	390,618
California Pub Fin Auth Rev (Sharp Healthcare System, CA Proj.) 5% 8/1/2030	5,500,000	6,204,002
California St Pub Wks Brd Lse 5% 8/1/2026	6,255,000	6,470,014
California St Pub Wks Brd Lse 5% 8/1/2027	5,165,000	5,454,947
California St Pub Wks Brd Lse 5% 8/1/2028	3,175,000	3,421,129
California St Pub Wks Brd Lse Series 2016D, 5% 4/1/2028	4,635,000	4,796,996
California St Pub Wks Brd Lse Series 2021 D, 4% 11/1/2026	2,905,000	2,975,607
California St Pub Wks Brd Lse Series 2021 D, 5% 11/1/2027	3,555,000	3,774,034
California St Pub Wks Brd Lse Series 2021 D, 5% 11/1/2028	3,745,000	4,054,383
California St Pub Wks Brd Lse Series 2023B, 5% 12/1/2029	5,000,000	5,521,538
California St Pub Wks Brd Lse Series B, 5% 10/1/2026	325,000	337,496
California St Pub Wks Brd Lse Series B, 5% 10/1/2026 (Escrowed to Maturity)	20,000	20,771
California St Univ Rev Series 2016 B 1, 1.6% tender 11/1/2047 (d)	525,000	506,776
California St Univ Rev Series 2016B 3, 3.125% tender 11/1/2051 (d)	6,000,000	6,005,540
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2026	1,090,000	1,111,176
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2027	1,900,000	1,982,016
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 5% 3/1/2027	555,000	573,498
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 4% (f)(g)	245,233	208,448
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (f)(g)	52,177	44,350
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2026	380,000	386,422
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2027	600,000	619,599
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2028	425,000	444,955
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2029	625,000	662,296
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2030	440,000	471,655
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2031	450,000	486,860
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2025	625,000	629,489
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2028	910,000	988,111
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2029	1,240,000	1,371,609
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2030	1,250,000	1,406,100
California Statewide Community Development Authority Rev (Redlands Community Hospital Proj.) 5% 10/1/2025	1,010,000	1,019,821
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2026	500,000	510,046
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2012 D, 0% 8/1/2028 (b)	740,000	667,778
Coast Communit College Dist CA Gen. Oblig. Series 2015, 0% 8/1/2033 (Pre-refunded to 8/15/2025 at 71.27) (b)	950,000	668,590
Coast Communit College Dist CA Gen. Oblig. Series 2015, 0% 8/1/2035 (Pre-refunded to 8/15/2025 at 64.82) (b)	300,000	192,030
Eastern Municipal Water District Financing Authority 5% 7/1/2026	250,000	258,551
Eastern Municipal Water District Financing Authority 5% 7/1/2027	255,000	270,182
El Camino CA Hosp Dist Gen. Oblig. 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (b)	5,000,000	4,345,444
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd E Frank & Poppy Proj.) Series 2015, 5% 9/1/2027	150,000	151,471
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 4% 9/1/2025	1,915,000	1,920,336
Evergreen Calif Elem Sch Dist (Evergreen Calif Sch Dist Proj.) Series 2009B, 0% 8/1/2027 (b)	1,240,000	1,151,623
Fairfield CA Ctfs Partn (Fairfield CA Water Rev Proj.) Series 2007A, 0% 4/1/2027 (b)	1,850,000	1,731,944
Fort Bragg Calif Uni Sch Dist 0% 8/1/2030 (Ambac Assurance Corp Insured) (b)	1,000,000	837,414
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2026	210,000	212,259
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2027	230,000	235,070
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2028	230,000	238,483
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2030	385,000	405,365
Garvey CA Sch Dist Series 2004 B, 0% 8/1/2030 (b)	1,625,000	1,360,073
Golden State Tobacco Securitization Corp. Tobacco Settlement 0% 6/1/2026 (Escrowed to Maturity) (b)	500,000	482,234
Golden State Tobacco Securitization Corp. Tobacco Settlement 0% 6/1/2027 (Escrowed to Maturity) (b)	5,000,000	4,682,032
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2026	500,000	515,678
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2028 (Pre-refunded to 6/1/2027 at 100)	1,805,000	1,906,705
Kingsburg CA Joint Uni High Sch Dist 0% 8/1/2032 (Assured Guaranty Municipal Corp Insured) (b)	1,170,000	915,915
Long Beach CA Uni Sch Dist 0% 8/1/2029 (Assured Guaranty Inc Insured)	3,995,000	3,467,491
Long Beach CA Uni Sch Dist Series D 1, 0% 8/1/2029 (b)	1,915,000	1,615,395
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2029	5,000	5,411
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 A, 5% 7/1/2027	2,125,000	2,224,036
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 A, 5% 7/1/2033	185,000	193,600
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 B, 5% 7/1/2036	25,000	26,206
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020B, 4% 7/1/2029	15,000	15,459
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2023 A, 5% 7/1/2033	5,000	5,676
Los Angeles CA Dept Arpts Rev 5% 5/15/2025	190,000	190,898
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (Escrowed to Maturity)	75,000	75,358
Los Angeles CA Dept Arpts Rev 5% 5/15/2026	7,000,000	7,206,504
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2029	4,750,000	5,236,227
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2030	5,000,000	5,612,293
Los Angeles CA Wtr & Pwr Rev Series 2018 A, 5% 7/1/2030	580,000	609,676
Los Angeles CA Wtr & Pwr Rev Series 2019A, 5% 7/1/2028	300,000	319,360
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2029	500,000	540,748
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2031	765,000	852,355
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2032	195,000	219,763
Los Angeles CA Wtr & Pwr Rev Series 2023 A, 5% 7/1/2032	195,000	219,763
Los Angeles CA Wtr & Pwr Rev Series 2023 D, 5% 7/1/2027	500,000	523,073
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2028	250,000	266,134
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2031	800,000	891,352
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2029	625,000	675,935
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2025	1,500,000	1,526,763
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2026	1,750,000	1,823,802
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2027	3,375,000	3,595,328
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2027	1,875,000	1,997,405
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2028	1,625,000	1,765,762
Los Angeles Cnty Calif Dev Auth Multifamily Hsg Rev (La County West La Va 156/157 Proj.) Series 2023C, 3.75% tender 12/1/2046 (d)	3,000,000	3,019,564
Los Angeles Dept. of Wtr & Pwr Wtrwks Rev Participating VRDN Series 2023 XM1153, 2.36% 7/1/2048 (Liquidity Facility Barclays Bank PLC) (d)(h)	1,000,000	1,000,000
Los Angeles Unified School District/CA Series 2016B, 2% 7/1/2029	465,000	436,822
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2028	2,000,000	2,163,238
Middle Fork Project Finance Authority 5% 4/1/2030	1,200,000	1,273,204
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2027	1,415,000	1,454,695
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2028	1,490,000	1,532,005
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2029	1,560,000	1,604,296
Monterey Peninsula CA Cmnty College Dist Gen. Oblig. Series 2016, 0% 8/1/2032 (b)	545,000	426,644
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024, 0% 7/1/2029 (b)	5,000,000	4,254,586
Mt Diablo CA Unified Sch Dist 4% 8/1/2027	3,000,000	3,114,994
Napa Valley CA Cmnty College Dist Gen. Oblig. 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	1,025,000	954,890
Napa Valley CA Uni Sch Dist 0% 8/1/2027 (b)	2,065,000	1,919,190
Newport Mesa CA Uni Sch Dist Series 2007, 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (b)	3,915,000	3,420,261
Oakland CA Uni Sch Dist Alameda Cnty Series 2016, 5% 8/1/2026	1,725,000	1,784,808
Oakland CA Uni Sch Dist Alameda Cnty Series 2016, 5% 8/1/2029	940,000	967,315
Palm Springs CA Uni Sch Dist Series A, 1.25% 8/1/2030 (Assured Guaranty Municipal Corp Insured)	1,895,000	1,652,990
Palmdale Calif Sch Dist 0% 2/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	1,400,000	1,321,826
Palo Alto Calif Uni Sch Dist 0% 8/1/2031 (b)	965,000	798,027
Palomar Calif Cmnty College Dist Series 2010B, 0% 8/1/2029 (b)	1,015,000	887,120
Palomar Pomerado Health Calif (Palomar Health Calif Proj.) Gen. Oblig. 0% 8/1/2031 (Assured Guaranty Inc Insured) (b)	800,000	636,206
Pasadena CA Uni Sch Dist Series C, 5% 8/1/2029	1,300,000	1,436,198
Pittsburg Successor Agency Redevelopment Agency Series A, 5% 9/1/2026 (Assured Guaranty Municipal Corp Insured)	3,610,000	3,726,701
Placentia-Yorba Linda CA Usd Series CAB, 0% 8/1/2027 (b)	1,905,000	1,767,967
Poway CA Unified Sch Dist 0% 8/1/2026 (b)	2,145,000	2,058,945
Rancho Cucamonga Redevelopment Agency Successor Agency Series 2024, 5% 9/1/2030	2,000,000	2,237,546
Rio Hondo Calif Cmnty College Dist Series 2010C, 0% 8/1/2029 (b)	1,800,000	1,572,534
Robla CA Sch Dist 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (b)	2,235,000	1,793,145
Sacramento CA City Uni Sch Dis 4% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	1,100,000	1,121,450
Sacramento CA City Uni Sch Dis 4% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	350,000	359,572
Sacramento CA City Uni Sch Dis 4% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	625,000	646,534
Sacramento CA City Uni Sch Dis 4% 7/1/2029 (Assured Guaranty Municipal Corp Insured)	250,000	259,657
Sacramento CA City Uni Sch Dis 5% 7/1/2026 (Build America Mutual Assurance Co Insured)	1,415,000	1,460,950
Sacramento CA City Uni Sch Dis 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	1,825,000	1,922,517
Sacramento CA City Uni Sch Dis 5% 7/1/2028 (Build America Mutual Assurance Co Insured)	2,250,000	2,417,631
Sacramento CA City Uni Sch Dis 5% 7/1/2029 (Build America Mutual Assurance Co Insured)	2,750,000	3,008,985
Sacramento CA City Uni Sch Dis 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	1,575,000	1,752,872
Sacramento CA City Uni Sch Dis Series 2007, 0% 7/1/2027 (Assured Guaranty Municipal Corp Insured) (b)	1,455,000	1,361,464
Sacramento CA City Uni Sch Dis Series 2007, 0% 7/1/2028 (Assured Guaranty Municipal Corp Insured) (b)	500,000	453,749
Sacramento CA City Uni Sch Dis Series 2014, 5% 7/1/2025	50,000	50,048
Sacramento CA Muni Util Dist Elec Rev Series 2023D, 5% tender 8/15/2049 (d)	6,000,000	6,601,568
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2026	900,000	927,535
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2031	500,000	534,283
Sacramento Cnty CA Arpt Sys Rv 5% 7/1/2026	370,000	382,328
Sacramento Cnty CA Arpt Sys Rv Series 2018 E, 5% 7/1/2028	745,000	805,610
Sacramento Cnty CA Arpt Sys Rv Series 2020, 5% 7/1/2027	830,000	878,337
Sacramento Cnty CA Arpt Sys Rv Series 2020, 5% 7/1/2028	700,000	756,949
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2026	1,450,000	1,494,076
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series B, 5% 10/15/2025	1,605,000	1,629,731
San Diego CA Uni Sch Dist Series 2009 1, 0% 7/1/2030 (Escrowed to Maturity) (b)	1,050,000	895,345
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020B, 5% 7/1/2029	1,025,000	1,130,606
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/1/2026 (Escrowed to Maturity) (b)	7,300,000	7,141,977
San Lorenzo Valley CA Uni Sch Dist Santa Cruz Cnty Series 2004, 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	1,485,000	1,335,574
San Lorenzo Valley CA Uni Sch Dist Santa Cruz Cnty Series 2004, 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (b)	3,500,000	3,043,132
San Mateo CA Unified Sch Dist 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	6,750,000	6,097,924
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2026 (National Public Finance Guarantee Corporation Insured) (b)	3,505,000	3,358,491
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	7,945,000	7,177,483
Santa Clara CA Elec Rev Series 2024A, 5% 7/1/2032	1,200,000	1,395,117
Santa Clara CA Elec Rev Series 2024A, 5% 7/1/2033	600,000	705,614
Santa Monica CA Cmnty College Dist Gen. Oblig. 0% 5/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	300,000	270,194
Santa Rosa CA Wstwtr Series 2002 B, 0% 9/1/2026 (Ambac Assurance Corp Insured) (b)	11,165,000	10,671,554
Southern CA Pub Pwr Auth Proj (Southern Ca Pub Pwr Auth Proj.) 0.65% tender 7/1/2040 (d)	7,325,000	7,254,462
Southern CA Pub Pwr Auth Series 2024 A, 5% tender 4/1/2055 (American General Life Insurance Co Guaranteed) (d)	1,000,000	1,063,621
State of California Gen. Oblig. 3% 10/1/2032	595,000	578,975
State of California Gen. Oblig. 4% 9/1/2029	1,515,000	1,599,809
State of California Gen. Oblig. 5% 10/1/2028	1,845,000	1,992,356
State of California Gen. Oblig. 5% 10/1/2028	5,000,000	5,399,340
State of California Gen. Oblig. 5% 11/1/2026	2,000,000	2,084,603
State of California Gen. Oblig. 5% 11/1/2028	5,000,000	5,407,608
State of California Gen. Oblig. 5% 11/1/2030	1,060,000	1,188,005
State of California Gen. Oblig. 5% 11/1/2031	2,990,000	3,347,043
State of California Gen. Oblig. 5% 8/1/2032	6,000,000	6,888,397
State of California Gen. Oblig. 5% 9/1/2030	1,550,000	1,599,722
State of California Gen. Oblig. 5% 9/1/2030	5,000,000	5,589,154
State of California Gen. Oblig. 5% 9/1/2032	10,070,000	11,573,041
State of California Gen. Oblig. 5% 9/1/2034	5,335,000	6,270,157
State of California Gen. Oblig. Series 2016, 5% 8/1/2027	2,000,000	2,066,431
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	5,170,000	5,355,021
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2025	750,000	759,695
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2026	1,000,000	1,035,787
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2027	1,000,000	1,058,695
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2027	500,000	516,471
Turlock CA Series 2020, 5% 1/1/2026	4,995,000	5,099,763
University CA Revs Series 2023 BM, 5% 5/15/2028	3,000,000	3,229,587
University CA Revs Series 2023 BM, 5% 5/15/2029	2,350,000	2,579,554
University CA Revs Series 2023 BN, 5% 5/15/2029	5,000,000	5,488,414
University CA Revs Series 2024 BW, 5% 5/15/2033	10,785,000	12,583,762
University CA Revs Series 2025 BZ, 5% 5/15/2032	3,000,000	3,458,043
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2026	500,000	506,324
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2028	1,000,000	1,047,333
Vernon Calif Elec Sys Rev Series 2021 A, 5% 4/1/2026	1,000,000	1,021,221
Vernon Calif Elec Sys Rev Series 2021 A, 5% 4/1/2028	1,500,000	1,586,865
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2025	500,000	504,026
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2026	600,000	616,657
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2029	1,055,000	1,138,273
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2025	500,000	501,859
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2026	935,000	949,765
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2027	1,090,000	1,124,390
Washington Twp CA Health Care Dist Rev Series 2020 A, 5% 7/1/2025	200,000	200,842
Washington Twp CA Health Care Dist Rev Series 2020 A, 5% 7/1/2026	250,000	254,859
Washington Twp CA Health Care Dist Rev Series 2020 A, 5% 7/1/2027	375,000	389,384
Washington Twp CA Health Care Dist Rev Series 2020 A, 5% 7/1/2028	400,000	421,267
Washington Twp CA Health Care Dist Rev Series 2020 A, 5% 7/1/2029	350,000	372,663
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	530,000	490,826
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 4% 8/1/2025 (Assured Guaranty Municipal Corp Insured)	400,000	402,187
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 4% 8/1/2027 (Assured Guaranty Municipal Corp Insured)	600,000	619,939
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) Series 2020 E, 4% 8/1/2025 (Assured Guaranty Municipal Corp Insured)	500,000	502,735
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) Series 2020 E, 4% 8/1/2027 (Assured Guaranty Municipal Corp Insured)	650,000	671,600
West Contra Costa Unified School District (Build America Mutual Assurance Co Proj.) Series 2024A, 4% 8/1/2029	300,000	316,343
West Contra Costa Unified School District (Build America Mutual Assurance Co Proj.) Series 2024A, 4% 8/1/2030	715,000	759,938
West Contra Costa Unified School District (Build America Mutual Assurance Co Proj.) Series 2024A, 4% 8/1/2031	765,000	819,302
West Contra Costa Unified School District (Build America Mutual Assurance Co Proj.) Series 2024A, 4% 8/1/2032	1,000,000	1,077,625
West Contra Costa Unified School District (Build America Mutual Assurance Co Proj.) Series 2024A, 4% 8/1/2033	1,500,000	1,624,734
West Contra Costa Unified School District Series 2024 B TENDER, 4% 8/1/2029 (Build America Mutual Assurance Co Insured)	360,000	379,612
West Contra Costa Unified School District Series 2024 B TENDER, 4% 8/1/2030 (Build America Mutual Assurance Co Insured)	850,000	903,423
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2031 (Build America Mutual Assurance Co Insured)	1,500,000	1,709,101
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2032 (Build America Mutual Assurance Co Insured)	500,000	577,083
West Contra Costa Unified School District Series 2024 B, 5% 8/1/2032 (Build America Mutual Assurance Co Insured)	325,000	375,104
West Contra Costa Unified School District Series 2024 B, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	300,000	350,141
Westminster School District 0% 8/1/2025 (Assured Guaranty Inc Insured) (b)	925,000	913,466
TOTAL CALIFORNIA		535,330,725
Puerto Rico - 0.7%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2028 (e)	1,500,000	1,562,694
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	200,000	209,176
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2025	95,000	95,447
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2026	100,000	101,670
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	1,050,000	1,086,931
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2028	1,035,000	1,084,700
TOTAL PUERTO RICO		4,140,618
TOTAL MUNICIPAL SECURITIES (Cost $544,684,722)		539,471,343

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (i)(j) (Cost $10,529,333)	1.62	10,525,124	10,529,333

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $555,214,055)	550,000,676
NET OTHER ASSETS (LIABILITIES) - 0.7%	3,687,255
NET ASSETS - 100.0%	553,687,931

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,811,532 or 0.3% of net assets.

(f)	Non-income producing - Security is in default.
(g)	Level 3 security
(h)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	5,689,700	154,672,648	149,833,015	315,797	-	-	10,529,333	10,525,124	0.6%
Total	5,689,700	154,672,648	149,833,015	315,797	-	-	10,529,333	10,525,124

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	61,317,303	-	61,317,303	-
Electric Utilities	32,314,929	-	32,314,929	-
Escrowed/Pre-Refunded	16,580,720	-	16,580,720	-
General Obligations	250,597,787	-	250,597,787	-
Health Care	82,893,677	-	82,640,879	252,798
Housing	13,020,330	-	13,020,330	-
Lease Revenue	316,818	-	316,818	-
Other	12,051,204	-	12,051,204	-
Special Tax	9,497,872	-	9,497,872	-
Synthetics	3,500,000	-	3,500,000	-
Tobacco Bonds	1,026,517	-	1,026,517	-
Transportation	33,346,509	-	33,346,509	-
Water & Sewer	23,007,677	-	23,007,677	-

Money Market Funds	10,529,333	10,529,333	-	-
Total Investments in Securities:	550,000,676	10,529,333	539,218,545	252,798
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $544,684,722)	$539,471,343
Fidelity Central Funds (cost $10,529,333)	10,529,333

Total Investment in Securities (cost $555,214,055)		$550,000,676
Cash		100,000
Receivable for fund shares sold		363,590
Interest receivable		5,274,081
Distributions receivable from Fidelity Central Funds		13,660
Other receivables		62
Total assets		555,752,069
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,079,595
Payable for fund shares redeemed	583,624
Distributions payable	266,059
Accrued management fee	91,002
Other affiliated payables	43,858
Total liabilities		2,064,138
Net Assets		$553,687,931
Net Assets consist of:
Paid in capital		$567,232,378
Total accumulated earnings (loss)		(13,544,447)
Net Assets		$553,687,931
Net Asset Value, offering price and redemption price per share ($553,687,931 ÷ 53,267,206 shares)		$10.39
Statement of Operations
Year ended February 28, 2025
Investment Income
Interest		$11,756,960
Income from Fidelity Central Funds		315,797
Total income		12,072,757
Expenses
Management fee	$1,044,777
Transfer agent fees	512,081
Independent trustees' fees and expenses	1,432
Audit fees	(2,309)
Legal	3,861
Total expenses before reductions	1,559,842
Expense reductions	(107)
Total expenses after reductions		1,559,735
Net Investment income (loss)		10,513,022
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(365,431)
Total net realized gain (loss)		(365,431)
Change in net unrealized appreciation (depreciation) on investment securities		5,224,419
Net gain (loss)		4,858,988
Net increase (decrease) in net assets resulting from operations		$15,372,010
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,513,022	$9,458,395
Net realized gain (loss)	(365,431)	(3,439,381)
Change in net unrealized appreciation (depreciation)	5,224,419	11,747,635
Net increase (decrease) in net assets resulting from operations	15,372,010	17,766,649
Distributions to shareholders	(10,545,650)	(9,394,613)

Share transactions
Proceeds from sales of shares	176,174,113	142,188,146
Reinvestment of distributions	7,275,509	6,624,308
Cost of shares redeemed	(145,232,016)	(217,378,911)

Net increase (decrease) in net assets resulting from share transactions	38,217,606	(68,566,457)
Total increase (decrease) in net assets	43,043,966	(60,194,421)

Net Assets
Beginning of period	510,643,965	570,838,386
End of period	$553,687,931	$510,643,965

Other Information
Shares
Sold	17,045,558	13,966,636
Issued in reinvestment of distributions	705,617	650,888
Redeemed	(14,083,191)	(21,441,435)
Net increase (decrease)	3,667,984	(6,823,911)

Financial Highlights
Fidelity® California Limited Term Tax-Free Bond Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.30	$10.12	$10.50	$10.81	$10.87
Income from Investment Operations
Net investment income (loss) B,C	.208	.179	.143	.132	.157
Net realized and unrealized gain (loss)	.090	.180	(.380)	(.309)	(.040)
Total from investment operations	.298	.359	(.237)	(.177)	.117
Distributions from net investment income	(.207)	(.179)	(.143)	(.132)	(.157)
Distributions from net realized gain	(.001)	-	-	(.001)	(.020)
Total distributions	(.208)	(.179)	(.143)	(.133)	(.177)
Net asset value, end of period	$10.39	$10.30	$10.12	$10.50	$10.81
Total Return D	2.93%	3.58%	(2.26)%	(1.66)%	1.09%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.30%	.32%	.48%	.47%	.47%
Expenses net of fee waivers, if any	.30%	.30%	.35%	.35%	.35%
Expenses net of all reductions	.30%	.30%	.35%	.35%	.35%
Net investment income (loss)	2.01%	1.76%	1.41%	1.23%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$553,688	$510,644	$570,838	$704,785	$775,453
Portfolio turnover rate G	15%	23%	23%	18%	19%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Fidelity California Limited Term Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,317,238
Gross unrealized depreciation	(7,427,766)
Net unrealized appreciation (depreciation)	$(5,110,528)
Tax Cost	$555,111,204

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Capital loss carryforward	$(8,431,774)
Net unrealized appreciation (depreciation) on securities and other investments	$(5,110,528)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,429,299)
Long-term	(7,002,475)
Total capital loss carryforward	$(8,431,774)

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Tax-exempt Income	10,492,852	9,394,613
Ordinary Income	$52,798	-
Total	$10,545,650	$9,394,613

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity California Limited Term Tax-Free Bond Fund	110,961,083	76,806,592
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees and certain other expenses such as proxy and shareholder meeting expenses.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .10% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $107.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity California Municipal Trust and Shareholders of Fidelity California Limited Term Tax-Free Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity California Limited Term Tax-Free Bond Fund (one of the funds constituting Fidelity California Municipal Trust, referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity California Limited Term Tax-Free Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.817077.119
CSI-ANN-0425
Fidelity® California Municipal Income Fund

Annual Report
February 28, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® California Municipal Income Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Municipal Securities - 99.3%
	Principal Amount (a)	Value ($)
California - 98.4%
Education - 11.4%
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2033	1,345,000	1,418,396
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2035	1,955,000	2,051,136
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2036	1,500,000	1,571,227
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2043	1,500,000	1,542,866
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2027	4,635,000	4,825,712
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2034	10,000,000	10,519,968
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 4% 5/15/2046 (Build America Mutual Assurance Co Insured)	2,000,000	1,976,694
California Edl Facs Auth Rev (Pomona College Proj.) 0% 7/1/2038 (b)	3,155,000	1,958,844
California Edl Facs Auth Rev (Santa Clara Univ, CA Proj.) 5.25% 9/1/2026 (Ambac Assurance Corp Insured)	5,410,000	5,562,875
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2029	400,000	438,063
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2030	425,000	474,216
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2031	460,000	521,872
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2034	760,000	811,536
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2036	840,000	894,121
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2038	620,000	656,769
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2030	650,000	696,949
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2031	890,000	951,289
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2033	1,245,000	1,324,379
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2025	305,000	307,558
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2026	715,000	733,663
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2027	500,000	519,025
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2028	2,130,000	2,207,683
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2032	1,000,000	1,032,120
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2036	1,250,000	1,284,624
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2037	500,000	513,115
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2039	1,750,000	1,789,519
California Mun Fin Auth Rev (California Baptist Univ Proj.) 5% 11/1/2036 (c)	1,000,000	1,013,069
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2027	1,000,000	1,049,499
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2028	1,000,000	1,043,356
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2030	1,555,000	1,613,708
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2032	1,000,000	1,035,846
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2033	1,000,000	1,034,736
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2035	1,000,000	1,032,719
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 5% 6/1/2043	3,750,000	3,824,103
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2031	200,000	209,854
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2032	225,000	235,470
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2033	225,000	234,963
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2034	225,000	234,307
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2035	225,000	233,934
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2036	250,000	259,520
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2037	550,000	570,025
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2038	345,000	357,004
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2033	250,000	249,863
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2034	420,000	417,583
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2037	160,000	156,146
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2046	960,000	859,569
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2051	1,150,000	989,254
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2030	3,000,000	3,254,596
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2031	2,000,000	2,166,531
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2032	3,000,000	3,244,436
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2035	1,780,000	1,914,815
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2036	1,125,000	1,208,078
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2037	1,475,000	1,581,088
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2040	2,500,000	2,650,728
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2041	3,865,000	4,070,248
California Mun Fn Auth Rev (Samuel Merritt University Proj.) 5.25% 6/1/2053	7,500,000	8,083,312
California St Univ Rev Series 2016 B 1, 1.6% tender 11/1/2047 (d)	5,000,000	4,826,443
California St Univ Rev Series 2021 A, 3% 11/1/2052	4,500,000	3,467,205
California Statewide Community Development Authority Rev (California Baptist Univ Proj.) 5% 11/1/2032 (c)	1,135,000	1,158,271
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2034 (c)	375,000	387,253
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2039 (c)	475,000	483,110
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2051 (c)	8,225,000	8,146,840
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2034	1,250,000	1,272,841
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2035	4,725,000	4,808,009
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2040	2,250,000	2,279,055
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2047	1,000,000	1,012,942
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2032	520,000	537,090
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2033	250,000	257,033
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2034	430,000	440,317
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2036	600,000	609,854
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2041	2,530,000	2,509,997
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2046	2,055,000	2,012,711
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2051	2,500,000	2,430,375
University CA Revs 3% 5/15/2051	22,435,000	18,139,501
University CA Revs Series 2017M, 3% 5/15/2037	800,000	765,531
University CA Revs Series 2024 BW, 5% 5/15/2031	4,000,000	4,543,892
University CA Revs Series 2024 BW, 5% 5/15/2033	5,000,000	5,833,919
University CA Revs Series 2024 BW, 5% 5/15/2035	10,000,000	11,738,867
University CA Revs Series 2025 BZ, 5% 5/15/2032	15,000,000	17,290,217
		186,363,852
Electric Utilities - 2.0%
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2038	1,050,000	1,178,338
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2039	795,000	889,795
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2034	740,000	842,605
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2035	980,000	1,114,316
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2044	2,125,000	2,278,869
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2045	3,000,000	3,203,933
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2035	2,570,000	2,939,388
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2048	850,000	904,212
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2054	7,410,000	7,838,121
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2034	780,000	888,151
Middle Fork Project Finance Authority Series 2020, 5% 4/1/2027	190,000	195,586
Middle Fork Project Finance Authority Series 2020, 5% 4/1/2028	3,350,000	3,487,432
Modesto Calif Irr Dist Fing Auth Elec Sys Rev Series 2019 A, 5% 10/1/2039	1,500,000	1,601,067
Transmission Agency of Northern California Series 2016A, 5% 5/1/2039	1,500,000	1,527,789
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2036	1,490,000	1,638,519
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2038	825,000	897,948
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2039	1,275,000	1,379,726
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2041	420,000	448,077
		33,253,872
Escrowed/Pre-Refunded - 0.1%
California Health Facilities Financing Authority Series 2020 A, 4% 4/1/2049 (Pre-refunded to 4/1/2030 at 100)	495,000	526,824
California Mun Fin Auth Rev Series 2017, 5% 1/1/2033 (Pre-refunded to 1/1/2028 at 100)	500,000	536,077
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (e)	265,000	292,675
Oceanside Calif Uni Sch Dist 0% 8/1/2031 (Escrowed to Maturity) (b)	125,000	102,262
Port Oakland Calif Rev 5% 11/1/2025 (Escrowed to Maturity) (e)	65,000	65,931
Port Oakland Calif Rev 5% 11/1/2026 (Escrowed to Maturity) (e)	70,000	72,608
Port Oakland Calif Rev 5% 11/1/2028 (Pre-refunded to 11/1/2027 at 100) (e)	105,000	111,176
Port Oakland Calif Rev 5% 11/1/2029 (Pre-refunded to 11/1/2027 at 100) (e)	75,000	79,412
Port Oakland Calif Rev 5% 5/1/2028 (Escrowed to Maturity) (e)	20,000	21,380
South Bayside Waste Mgmt Auth Calif Solid Waste Enterprise Series 2019A, 5% 9/1/2042	45,000	49,005
		1,857,350
General Obligations - 37.1%
Abc Calif Uni Sch Dist 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (b)	2,810,000	2,283,077
Abc Calif Uni Sch Dist 0% 8/1/2032 (National Public Finance Guarantee Corporation Insured) (b)	3,900,000	3,053,050
Alhambra CA Uni Sch Dist 0% 8/1/2038 (Assured Guaranty Inc Insured) (b)	5,000,000	3,047,604
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2034 (f)	1,175,000	1,297,093
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2037 (f)	1,360,000	1,510,003
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2040 (f)	1,575,000	1,711,145
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2043 (f)	2,000,000	2,107,606
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2044 (f)	1,675,000	1,755,674
Brisbane Calif Sch Dist 3% 8/1/2042	1,005,000	864,685
California Community Choice Financing Authority 5% 12/1/2027 (Athene Annuity And Life Company Guaranteed)	570,000	590,588
California Community Choice Financing Authority 5% 12/1/2028 (Athene Annuity And Life Company Guaranteed)	760,000	795,010
California Community Choice Financing Authority 5% 12/1/2029 (Athene Annuity And Life Company Guaranteed)	760,000	802,677
California Community Choice Financing Authority 5% 12/1/2030 (Athene Annuity And Life Company Guaranteed)	910,000	969,070
California Community Choice Financing Authority 5% 12/1/2031 (Athene Annuity And Life Company Guaranteed)	1,025,000	1,099,058
California Community Choice Financing Authority 5% 12/1/2032 (Athene Annuity And Life Company Guaranteed)	1,705,000	1,827,041
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	3,400,000	3,618,286
California Community Choice Financing Authority 5% tender 2/1/2055 (Morgan Stanley Guaranteed) (d)	7,090,000	7,694,187
California Community Choice Financing Authority 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (d)	14,925,000	16,252,528
California Community Choice Financing Authority 5.25% tender 11/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (d)	3,840,000	4,081,317
California Community Choice Financing Authority Series 2023 F, 5.5% tender 10/1/2054 (National Bank of Canada Guaranteed) (d)	3,825,000	4,154,685
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (d)	6,405,000	6,884,610
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	4,480,000	4,765,893
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2032	2,750,000	2,873,842
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2033	2,320,000	2,418,217
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2036	5,830,000	6,051,139
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2037	3,000,000	3,110,990
California St Pub Wks Brd Lse Series 2016D, 4% 4/1/2033	1,660,000	1,678,661
California St Pub Wks Brd Lse Series 2020 D, 2.25% 11/1/2039	2,440,000	1,973,207
Carlsbad CA Unified School Dis Series 2017 A, 4% 5/1/2031	1,500,000	1,531,809
Center Joint CA Unified Sch Dist Series 2021 B, 3% 8/1/2051	3,500,000	2,782,007
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	9,535,000	10,464,966
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2012 D, 0% 8/1/2035 (b)	895,000	629,796
Chico Calif Uni Sch Dist Series C, 3% 8/1/2040	600,000	538,657
City of Fresno Unified School 5% 8/1/2034	100,000	111,561
City of Fresno Unified School 5% 8/1/2035	175,000	194,774
City of Fresno Unified School 5% 8/1/2036	235,000	260,956
City of Fresno Unified School 5% 8/1/2037	150,000	166,177
City of Fresno Unified School 5% 8/1/2038	300,000	331,586
City of Fresno Unified School 5% 8/1/2039	350,000	385,548
City of Fresno Unified School 5% 8/1/2040	400,000	439,375
City of Fresno Unified School 5% 8/1/2041	435,000	475,006
City of Fresno Unified School 5% 8/1/2042	500,000	543,267
City of Oakland CA Gen. Oblig. Series 2020B 1, 2.25% 1/15/2039	2,455,000	1,918,173
Davis Calif Jt Uni Sch Dist Yolo Cnty Series 2020, 3% 8/1/2041 (Build America Mutual Assurance Co Insured)	4,695,000	4,111,649
Desert Calif Cmty College Dist Gen. Oblig. 2% 8/1/2037	625,000	504,857
Dry Creek Calif Jt Elem Sch Dist 0% 8/1/2034 (b)	2,935,000	2,134,509
El Camino CA Hosp Dist Gen. Oblig. 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	1,425,000	1,322,809
El Rancho Calif Uni Sch Dist 3% 8/1/2046 (Assured Guaranty Municipal Corp Insured)	1,000,000	819,570
Escondido CA Un High Sch Dist 0% 8/1/2033 (Assured Guaranty Inc Insured) (b)	5,655,000	4,309,221
Escondido CA Un High Sch Dist 0% 8/1/2034 (Assured Guaranty Inc Insured) (b)	3,500,000	2,566,703
Fontana CA Uni Sch Dist Series 2020, 2.375% 8/1/2044 (Assured Guaranty Municipal Corp Insured)	5,500,000	3,861,829
Foster City Calif Gen. Oblig. Series 2020, 3% 8/1/2045	6,500,000	5,555,147
Gateway CA Uni Sch Dist 0% 8/1/2036 (National Public Finance Guarantee Corporation Insured) (b)	2,315,000	1,533,499
Glendora Calif Uni Sch Dist 0% 8/1/2036 (Assured Guaranty Inc Insured) (b)	2,845,000	1,916,541
Grossmont-Cuyamaca Ccd Gen. Oblig. 4% 8/1/2046	4,250,000	4,267,093
Huntington Beach Calif Un High Sch Dist Ctfs Partn (Huntington Beach CA Un High Sch Dist Proj.) 2.125% 9/1/2039 (Assured Guaranty Municipal Corp Insured)	1,260,000	962,060
Lammersville Calif Schs Fin Auth Lease Rev (Lammersville CA Joint Uni Sch Dist Proj.) Series 2019, 3% 10/1/2049	3,000,000	2,404,835
Lindsay Calif Uni Sch Dist 0% 8/1/2032 (Assured Guaranty Municipal Corp Insured) (b)	695,000	537,763
Lindsay Calif Uni Sch Dist 0% 8/1/2033 (Assured Guaranty Municipal Corp Insured) (b)	715,000	531,492
Lindsay Calif Uni Sch Dist 0% 8/1/2034 (Assured Guaranty Municipal Corp Insured) (b)	675,000	481,459
Local Pub Schs Fdg Auth Sch Facs Impt Dist No 2016-1 Calif Series 2020 A, 3% 8/1/2046	2,235,000	1,807,751
Long Beach CA Cmnty College Gen. Oblig. 3% 8/1/2036	300,000	283,644
Long Beach CA Cmnty College Gen. Oblig. Series 2008A, 0% 6/1/2028 (Assured Guaranty Municipal Corp Insured) (b)	2,995,000	2,717,191
Long Beach CA Cmnty College Gen. Oblig. Series 2008A, 0% 6/1/2031 (Assured Guaranty Municipal Corp Insured) (b)	8,285,000	6,822,426
Long Beach CA Cmnty College Gen. Oblig. Series 2008A, 0% 6/1/2033 (Assured Guaranty Municipal Corp Insured) (b)	8,830,000	6,759,882
Long Beach CA Uni Sch Dist Series 2009A, 5.25% 8/1/2033	410,000	413,276
Long Beach CA Uni Sch Dist Series 2009A, 5.75% 8/1/2033	170,000	171,426
Long Beach CA Uni Sch Dist Series F, 3% 8/1/2047	7,750,000	6,201,741
Long Beach CA Uni Sch Dist Series G, 0% 8/1/2032 (b)	1,000,000	779,986
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2021F, 2.625% 12/1/2051	1,900,000	1,301,767
Los Angeles Unified School District/CA Series 2019A, 3% 1/1/2034	5,785,000	5,618,405
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2035	4,040,000	3,880,491
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2038	1,000,000	941,511
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2034	5,965,000	7,102,849
Los Rios CA Cmnty College Dist Gen. Oblig. Series D, 3% 8/1/2044	2,000,000	1,665,483
Mendocino Calif Uni Sch Dist 3% 8/1/2051	3,000,000	2,365,429
Mendocino-Lake Cmnty College Dist Calif Gen. Oblig. Series 2022 A, 3% 8/1/2041	1,050,000	917,181
Merced Calif Un High Sch Dist 0% 8/1/2030 (Assured Guaranty Inc Insured) (b)	1,000,000	849,092
Miracosta CA Cmnty Clg Dist Gen. Oblig. Series B, 2% 8/1/2040	1,050,000	777,188
Monrovia Calif Uni Sch Dist 0% 8/1/2033 (National Public Finance Guarantee Corporation Insured) (b)	2,625,000	1,977,266
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2030	1,640,000	1,686,508
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2031	500,000	513,887
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2032	500,000	513,677
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2033	1,800,000	1,848,138
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2034	1,345,000	1,381,674
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2035	1,895,000	1,945,195
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2036	2,000,000	2,050,697
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2041	6,155,000	6,263,106
Monterey Peninsula CA Cmnty College Dist Gen. Oblig. Series 2016, 3% 8/1/2034	270,000	261,677
Moreland Calif Sch Dist 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	1,485,000	1,372,956
Mount San Antonio CA Cmnty College Dist Gen. Oblig. Series 2021 C, 2% 8/1/2039	3,670,000	2,810,881
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024 B, 4% 8/1/2049 (Build America Mutual Assurance Co Insured)	5,000,000	4,943,492
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024 B, 4% 8/1/2054 (Build America Mutual Assurance Co Insured)	10,000,000	9,730,632
Muroc Calif Jt Uni Sch Dist Series B, 5.25% 8/1/2047	4,375,000	4,564,054
Murrieta Vy CA Uni Sch Dist 0% 9/1/2032 (Assured Guaranty Municipal Corp Insured) (b)	5,000,000	3,898,902
Norwalk-Mirada CA Uni Sch Dist 0% 8/1/2033 (Assured Guaranty Municipal Corp Insured) (b)	5,755,000	4,381,795
Novato CA Uni Sch Dist Series 2020 C, 2% 8/1/2039	5,810,000	4,485,523
Oakland CA Uni Sch Dist Alameda Cnty Series 2016A, 3% 8/1/2041	1,335,000	1,113,968
Oceanside Calif Uni Sch Dist 0% 8/1/2031 (b)	4,875,000	3,980,898
Palm Springs CA Uni Sch Dist Series A, 1.5% 8/1/2032 (Assured Guaranty Municipal Corp Insured)	2,360,000	2,007,879
Palm Springs CA Uni Sch Dist Series A, 1.5% 8/1/2033 (Assured Guaranty Municipal Corp Insured)	2,725,000	2,260,292
Palm Springs CA Uni Sch Dist Series A, 1.75% 8/1/2034 (Assured Guaranty Municipal Corp Insured)	3,000,000	2,472,683
Palomar Calif Cmnty College Dist Gen. Oblig. Series 2017, 5% 8/1/2035	1,410,000	1,473,125
Palomar Pomerado Health Calif (Palomar Health Calif Proj.) Gen. Oblig. 0% 8/1/2026 (National Public Finance Guarantee Corporation Insured) (b)	4,870,000	4,562,663
Panama-Buena Vista Uni Sch Dist CA 2.625% 8/1/2037	1,510,000	1,327,695
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2040 (b)	1,000,000	536,802
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2041 (b)	1,000,000	508,220
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2042 (b)	1,000,000	479,041
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2043 (b)	1,000,000	452,567
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2044 (b)	1,100,000	470,421
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2045 (b)	1,150,000	465,210
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2046 (b)	1,000,000	383,597
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2047 (b)	1,000,000	363,148
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2048 (b)	1,025,000	354,236
Perris Calif Un High Sch Dist Series C, 3% 9/1/2045	2,000,000	1,638,834
Placentia-Yorba Linda CA Usd Series D, 0% 8/1/2036 (b)	400,000	269,460
Pomona CA Uni Sch Dist Series D, 2.375% 8/1/2045 (Assured Guaranty Municipal Corp Insured)	8,510,000	5,913,348
Pomona CA Uni Sch Dist Series D, 2.5% 8/1/2048 (Assured Guaranty Municipal Corp Insured)	10,000,000	6,809,560
Pomona CA Uni Sch Dist Series F, 3% 8/1/2048	4,000,000	3,241,185
Poway CA Unified Sch Dist 0% 8/1/2032 (b)	13,070,000	10,303,223
Poway CA Unified Sch Dist 0% 8/1/2033 (b)	7,215,000	5,486,050
Poway CA Unified Sch Dist 0% 8/1/2035 (b)	10,120,000	7,140,780
Poway CA Unified Sch Dist 0% 8/1/2037 (b)	6,325,000	4,074,735
Poway CA Unified Sch Dist 0% 8/1/2038 (b)	3,200,000	1,969,308
Poway CA Unified Sch Dist 0% 8/1/2041 (b)	12,740,000	6,718,070
Poway CA Unified Sch Dist 0% 8/1/2046 (b)	10,150,000	3,906,237
Rocklin CA Uni Sch Dist 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	6,500,000	5,999,603
Roseville CA City Sch Dist 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	1,940,000	1,788,529
Sacramento CA City Uni Sch Dis 4% 8/1/2044 (Assured Guaranty Municipal Corp Insured)	2,250,000	2,257,465
Sacramento CA City Uni Sch Dis 5% 8/1/2041	1,870,000	2,014,992
Sacramento CA City Uni Sch Dis 5.5% 8/1/2047	2,500,000	2,719,524
Sacramento CA City Uni Sch Dis Series 2007, 0% 7/1/2028 (Assured Guaranty Municipal Corp Insured) (b)	1,450,000	1,315,871
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	1,500,000	1,739,714
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2034 (Build America Mutual Assurance Co Insured)	400,000	466,585
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2035 (Build America Mutual Assurance Co Insured)	475,000	552,332
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	500,000	580,099
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	1,400,000	1,618,229
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,153,118
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	450,000	515,117
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,300,000	1,435,078
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2044 (Build America Mutual Assurance Co Insured)	650,000	714,970
San Bernadino Cty Un Sch Dist Series F, 3% 8/1/2044 (Assured Guaranty Municipal Corp Insured)	5,000,000	4,158,669
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) 5% 10/15/2031	650,000	658,161
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2031	1,000,000	1,143,829
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2032	850,000	985,773
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2033	1,100,000	1,292,053
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2034	615,000	730,652
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2035	825,000	976,427
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2036	1,000,000	1,179,114
San Diego CA Uni Sch Dist 0% 7/1/2030 (b)	1,680,000	1,428,822
San Diego CA Uni Sch Dist 0% 7/1/2037 (b)	1,300,000	839,380
San Diego CA Uni Sch Dist 0% 7/1/2047 (g)	8,700,000	6,970,025
San Diego CA Uni Sch Dist Series 2010C, 0% 7/1/2045 (b)	4,770,000	2,003,080
San Diego CA Uni Sch Dist Series 2012 E, 0% 7/1/2033 (b)	1,195,000	910,613
San Francisco CA City & Cnty Gen. Oblig. Series 2020B, 2% 6/15/2035	1,000,000	840,730
San Francisco CA Cmnty College Dist Gen. Oblig. Series B, 5.25% 6/15/2049	1,900,000	2,095,865
San Jacinto CA Uni Sch Dist 5% 8/1/2029 (Assured Guaranty Municipal Corp Insured)	3,150,000	3,159,654
San Jacinto CA Uni Sch Dist Series 2014, 5% 8/1/2031 (Assured Guaranty Municipal Corp Insured)	650,000	651,945
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (d)	6,315,000	7,204,356
San Juan CA Uni Sch Dist Series 2020, 2.25% 8/1/2039	2,000,000	1,588,206
San Marcos Unified School District 0% 8/1/2035 (b)	3,675,000	2,554,468
San Marcos Unified School District 0% 8/1/2037 (b)	2,675,000	1,701,630
San Marcos Unified School District 0% 8/1/2047 (b)	11,505,000	4,258,119
San Mateo CA Unified Sch Dist Series A, 2.25% 9/1/2042	3,000,000	2,187,522
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. Series 2018, 5% 9/1/2038	760,000	830,824
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 2.5% 6/15/2055	10,550,000	6,767,947
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 3% 6/15/2046	7,510,000	6,189,186
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048	2,785,000	2,226,142
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2032	1,365,000	1,491,091
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2034	1,000,000	1,088,569
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2036	2,135,000	2,315,697
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2037	1,000,000	1,082,690
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2038	845,000	913,186
Santa Clara CA Uni Sch Dist Series 2017, 3% 7/1/2035	265,000	258,241
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2041	2,000,000	1,794,545
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2021 A, 3% 5/1/2039	3,225,000	3,007,550
Santa Clarita CA Cmnty Coll Gen. Oblig. Series 2019, 3% 8/1/2049	2,000,000	1,602,928
Santa Monica Calif Pub Fing Auth Lease Rev (Santa Monica Calif Proj.) Series 2017, 4% 7/1/2039	790,000	804,111
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2036	435,000	443,885
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2037	475,000	482,360
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2038	450,000	456,278
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2039	550,000	556,247
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2030	250,000	263,433
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2031	350,000	368,069
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2032	255,000	267,415
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2033	250,000	261,887
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2034	315,000	329,519
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2035	400,000	417,799
Santa Monica-Malibu Uni Sch Dist CA Series A, 3% 8/1/2049	3,190,000	2,528,549
Santee CA Sch Dist Series 2008D, 0% 8/1/2038 (b)	4,140,000	2,543,431
Shasta Calif Un High Sch Dist 0% 5/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	3,340,000	3,017,533
Southern CA Pub Pwr Auth Series 2024 A, 5% tender 4/1/2055 (American General Life Insurance Co Guaranteed) (d)	7,000,000	7,445,348
Southwestern Cmnty College Dist CA Gen. Oblig. 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	2,495,000	2,317,177
Southwestern Cmnty College Dist CA Gen. Oblig. 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	2,500,000	2,246,931
State of California 5% 9/1/2034	8,390,000	9,860,660
State of California Gen. Oblig. 2.5% 12/1/2049	1,350,000	965,256
State of California Gen. Oblig. 3% 10/1/2034	3,580,000	3,571,731
State of California Gen. Oblig. 3% 10/1/2035	1,185,000	1,173,683
State of California Gen. Oblig. 4% 11/1/2039	4,955,000	5,122,085
State of California Gen. Oblig. 5% 10/1/2032 (National Public Finance Guarantee Corporation Insured)	10,000	10,017
State of California Gen. Oblig. 5% 4/1/2030	4,695,000	5,212,619
State of California Gen. Oblig. 5% 4/1/2032	29,565,000	33,801,191
State of California Gen. Oblig. 5% 8/1/2033	3,210,000	3,729,699
State of California Gen. Oblig. 5% 8/1/2037	4,685,000	5,458,435
State of California Gen. Oblig. 5% 9/1/2034	17,085,000	20,079,782
State of California Gen. Oblig. 5.25% 12/1/2033	105,000	105,198
State of California Gen. Oblig. 5.25% 4/1/2027	5,000	5,009
State of California Gen. Oblig. 5.25% 4/1/2029	5,000	5,008
State of California Gen. Oblig. 5.5% 4/1/2028	5,000	5,010
State of California Gen. Oblig. 5.5% 4/1/2030	25,000	25,052
State of California Gen. Oblig. 5.625% 5/1/2026	60,000	60,130
State of California Gen. Oblig. 5.75% 5/1/2030	90,000	90,203
State of California Gen. Oblig. Series 2024, 5% 9/1/2032	16,195,000	18,612,254
Stockton CA Unified School Dis Series 2011D, 0% 8/1/2033 (Assured Guaranty Municipal Corp Insured) (b)	1,900,000	1,443,053
Stockton CA Unified School Dis Series 2024, 5% 8/1/2031	1,000,000	1,145,381
Stockton CA Unified School Dis Series 2024, 5% 8/1/2032	1,000,000	1,162,495
Stockton CA Unified School Dis Series 2024, 5% 8/1/2033	1,000,000	1,178,160
Stockton CA Unified School Dis Series 2024, 5% 8/1/2034	1,245,000	1,485,037
Temecula Vy CA Uni Sch Dist Series 2021 D, 3% 8/1/2044	2,500,000	2,066,677
Walnut Vly CA Usd Ban 0% 8/1/2030 (National Public Finance Guarantee Corporation Insured) (b)	2,875,000	2,424,288
Walnut Vly CA Usd Ban 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (b)	2,900,000	2,360,665
Walnut Vly CA Usd Ban 0% 8/1/2032 (National Public Finance Guarantee Corporation Insured) (b)	1,315,000	1,031,679
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013B, 5% 8/1/2043	5,000,000	4,996,104
Washington Twp CA Health Care Dist Gen. Oblig. Series 2023 B, 4.5% 8/1/2053 (Assured Guaranty Municipal Corp Insured)	2,400,000	2,455,695
Washington Twp CA Health Care Dist Gen. Oblig. Series 2023 B, 5.25% 8/1/2048	1,625,000	1,793,579
Washington Twp CA Health Care Dist Gen. Oblig. Series 2023 B, 5.5% 8/1/2053	2,600,000	2,898,706
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2032 (Assured Guaranty Inc Insured) (b)	1,000,000	782,833
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2033 (Assured Guaranty Municipal Corp Insured) (b)	1,675,000	1,254,402
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	4,000,000	4,668,540
Wiseburn CA Sch Dist Series 2012 C, 0% 8/1/2037 (b)	1,000,000	647,074
Yosemite CA Cmnty College Dist Series 2010D, 0% 8/1/2036 (b)	825,000	552,656
		605,504,584
Health Care - 12.3%
California Health Facilities Financing Authority (Childrens Hospital Ca Proj.) Series 2024B, 5% tender 11/1/2054 (d)	15,265,000	17,107,798
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2035	2,000,000	2,045,876
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2049	14,015,000	13,323,442
California Health Facilities Financing Authority (Lucile Salter Packrd Chil Hosp Proj.) Series 2017A, 5% 11/15/2042	1,750,000	1,819,626
California Health Facilities Financing Authority (Providence Health Systems Proj.) 5% 7/1/2032	4,460,000	5,104,678
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2016A, 3% 10/1/2041	500,000	433,679
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 B, 5% tender 10/1/2039 (d)	7,700,000	8,007,354
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (d)	10,560,000	11,776,908
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2017 A, 5% 11/15/2032	1,400,000	1,478,092
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2027	500,000	531,185
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2029 (California Mortgage Insurance Guaranteed)	2,000,000	2,050,281
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2030 (California Mortgage Insurance Guaranteed)	1,575,000	1,612,449
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2031 (California Mortgage Insurance Guaranteed)	2,150,000	2,195,906
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2032 (California Mortgage Insurance Guaranteed)	1,000,000	1,019,938
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2033 (California Mortgage Insurance Guaranteed)	895,000	930,076
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2034 (California Mortgage Insurance Guaranteed)	1,000,000	1,038,020
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2029	575,000	595,019
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2031	1,000,000	1,032,184
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2032	1,400,000	1,441,960
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2033	1,000,000	1,028,803
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2034	1,395,000	1,433,739
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2035	1,500,000	1,539,933
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2036	1,500,000	1,538,212
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2028	1,250,000	1,294,942
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2029	1,300,000	1,345,264
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2030	750,000	775,659
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2031	800,000	825,747
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2032	1,385,000	1,426,511
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2027 (California Mortgage Insurance Guaranteed)	230,000	243,374
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2029 (California Mortgage Insurance Guaranteed)	245,000	258,894
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2030 (California Mortgage Insurance Guaranteed)	225,000	237,662
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2033 (California Mortgage Insurance Guaranteed)	750,000	785,469
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2036 (California Mortgage Insurance Guaranteed)	1,435,000	1,488,677
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 5% 11/15/2039	1,155,000	1,178,635
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 5% 11/15/2049	2,500,000	2,478,345
California Mun Fn Auth Rev (Community Hosps Central CA Sys Proj.) Series 2021A, 4% 2/1/2051	7,500,000	6,983,300
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2033	490,000	545,536
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2034	415,000	465,165
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2035	720,000	802,165
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2036	565,000	627,218
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2037	795,000	880,188
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2038	505,000	557,951
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2039	660,000	724,312
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2040	530,000	579,201
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2044	1,415,000	1,523,045
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2049	1,300,000	1,373,500
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2054	1,540,000	1,615,387
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2034 (California Mortgage Insurance Guaranteed)	825,000	892,080
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2039 (California Mortgage Insurance Guaranteed)	1,000,000	1,060,914
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2049 (California Mortgage Insurance Guaranteed)	2,100,000	2,184,367
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2026	415,000	417,404
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2027	400,000	405,155
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2028	360,000	365,338
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2033	1,625,000	1,711,647
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2043	9,300,000	9,597,295
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (h)(i)	515,250	437,963
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (h)(i)	1,158,335	984,585
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2017, 5% (h)(i)	207,405	176,293
California Statewide Community Development Authority Rev (Emanate Health Proj.) Series 2020 A, 3% 4/1/2050	13,185,000	9,818,516
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 3% 4/1/2046	9,810,000	7,919,359
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2038	2,625,000	2,643,955
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2039	2,250,000	2,261,228
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2040	2,500,000	2,497,337
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2041	1,885,000	1,859,914
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2046	2,500,000	2,358,894
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2027	245,000	258,394
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2028	660,000	709,244
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2029	695,000	740,464
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2030	730,000	777,500
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2031	765,000	813,866
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2032	805,000	855,436
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2033	845,000	896,270
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2034	885,000	937,673
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2035	925,000	978,367
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2036	500,000	528,057
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2037	650,000	685,098
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2038	500,000	525,504
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2043	1,250,000	1,295,277
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2048	9,000,000	9,262,252
California Statewide Community Development Authority Rev (Redlands Community Hospital Proj.) 5% 10/1/2026	1,125,000	1,155,471
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 4% 1/1/2035	1,000,000	1,006,176
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 4% 1/1/2036	1,000,000	1,004,824
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2030	1,335,000	1,394,300
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2031	1,350,000	1,408,672
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2032	1,400,000	1,459,206
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2033	2,835,000	2,950,671
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2034	2,230,000	2,318,226
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	2,500,000	2,562,985
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2032	1,350,000	1,378,350
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2033	1,000,000	1,019,845
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2030	1,000,000	1,041,147
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2031	875,000	909,607
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2032	890,000	923,481
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2036	750,000	772,210
Washington Twp CA Health Care Dist Rev Series 2019 A, 5% 7/1/2029	1,120,000	1,171,835
Washington Twp CA Health Care Dist Rev Series 2020 A, 4% 7/1/2033	260,000	262,552
Washington Twp CA Health Care Dist Rev Series 2020 A, 4% 7/1/2035	300,000	300,118
Washington Twp CA Health Care Dist Rev Series 2020 A, 5% 7/1/2030	300,000	323,130
Washington Twp CA Health Care Dist Rev Series 2020 A, 5% 7/1/2031	325,000	348,591
Washington Twp CA Health Care Dist Rev Series 2023A, 5.75% 7/1/2048	1,000,000	1,081,380
Washington Twp CA Health Care Dist Rev Series 2023A, 5.75% 7/1/2053	1,000,000	1,073,346
		200,823,074
Housing - 2.5%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	6,088,508	6,124,296
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	7,241,832	7,060,680
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-3 CA Proj.) Series 3 Class A, 3.25% 8/20/2036	1,897,555	1,781,332
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	7,888,433	8,181,979
California Hsg Fin Agy Mun Ctfs Series 2 Class A, 3.75% 3/25/2035 (Freddie Mac Non Gold Pool Guaranteed)	4,834,591	4,809,475
California Mun Fin Auth Multifamily Hsg Rev Series 2019 A, 2.65% 8/1/2036	9,352,410	8,095,226
California Mun Fin Auth Multifamily Hsg Rev Series 2024A, 3.2% tender 9/1/2045 (d)	4,395,000	4,418,498
		40,471,486
Lease Revenue - 1.2%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2044	7,610,000	8,018,759
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2049	11,000,000	11,487,971
		19,506,730
Other - 2.2%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	7,000,000	7,007,104
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (d)	17,750,000	16,043,240
California Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation Proj.) Series 2020, 3% 7/1/2050	9,075,000	6,861,594
California Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation Proj.) Series 2020, 4% 7/1/2050	7,125,000	6,879,747
		36,791,685
Resource Recovery - 0.6%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (d)(e)	7,000,000	7,251,436
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A, 2.4% tender 10/1/2044 (d)(e)	1,140,000	1,080,861
South Bayside Waste Mgmt Auth Calif Solid Waste Enterprise Series 2019A, 5% 9/1/2042 (Assured Guaranty Municipal Corp Insured)	1,255,000	1,313,095
		9,645,392
Special Tax - 3.6%
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2027	1,875,000	1,923,357
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2028	1,500,000	1,538,075
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2029	2,000,000	2,047,016
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2030	1,720,000	1,758,182
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2031	2,500,000	2,552,559
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/2041	4,500,000	4,557,083
Hesperia Calif Cmnty Redev Agy Tax Allocation Series 2018 A, 3.375% 9/1/2037 (Assured Guaranty Municipal Corp Insured)	1,475,000	1,463,970
Irvine Calif Impt Bd Act 1915 (Irvine Reassessment Dist 12-1 Proj.) 5% 9/2/2025	500,000	504,794
Irvine Calif Impt Bd Act 1915 4% 9/2/2035 (Build America Mutual Assurance Co Insured)	400,000	414,917
Irvine Calif Impt Bd Act 1915 4% 9/2/2036 (Build America Mutual Assurance Co Insured)	250,000	258,761
Irvine Calif Impt Bd Act 1915 4% 9/2/2037 (Build America Mutual Assurance Co Insured)	250,000	257,598
Irvine Calif Impt Bd Act 1915 4% 9/2/2038 (Build America Mutual Assurance Co Insured)	350,000	359,451
Irvine Calif Impt Bd Act 1915 4% 9/2/2039 (Build America Mutual Assurance Co Insured)	500,000	509,261
Irvine Calif Impt Bd Act 1915 4% 9/2/2040 (Build America Mutual Assurance Co Insured)	1,025,000	1,038,635
Irvine Calif Impt Bd Act 1915 4% 9/2/2046 (Build America Mutual Assurance Co Insured)	1,350,000	1,314,049
Irvine Calif Impt Bd Act 1915 5% 9/2/2044	2,545,000	2,634,150
Palmdale CA Elem Sch Dist Series 2017A, 5% 8/1/2041 (Assured Guaranty Municipal Corp Insured)	1,275,000	1,314,495
Poway Calif Redev Agy Successor Agy Tax Allocation (Poway Rda Paguay Project Proj.) Series A, 5% 12/15/2030	3,500,000	3,897,351
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2030	1,495,000	1,506,165
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2031	1,260,000	1,269,038
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2032	1,795,000	1,807,349
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2033	2,740,000	2,758,320
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2034	1,225,000	1,233,087
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2035	1,580,000	1,590,193
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2036	3,395,000	3,416,047
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2034	700,000	744,792
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2035	2,065,000	2,193,486
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2036	2,215,000	2,349,332
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2037	2,405,000	2,545,318
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2038	1,240,000	1,308,651
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2043	7,165,000	7,444,439
San Marcos CA Redevelopment & Successor Agency 5% 10/1/2029	675,000	683,094
		59,193,015
Synthetics - 0.6%
California Stwide Cmnty Mf Rev Participating VRDN 2.25% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (d)(e)(j)	7,100,000	7,100,000
Los Angeles Dept. of Wtr & Pwr Wtrwks Rev Participating VRDN Series 2023 XM1153, 2.36% 7/1/2048 (Liquidity Facility Barclays Bank PLC) (d)(j)	3,000,000	3,000,000
		10,100,000
Tobacco Bonds - 0.5%
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2027	400,000	414,381
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2028	420,000	441,182
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2029	500,000	532,027
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2030	300,000	322,946
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2031	300,000	322,707
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2032	250,000	268,153
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2033	250,000	267,633
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (b)	50,000,000	5,874,395
		8,443,424
Transportation - 23.2%
Alameda Corridor CA Tran Auth Rev Series 2024C, 0% 10/1/2049 (Assured Guaranty Municipal Corp Insured) (b)	7,250,000	2,274,711
Alameda Corridor CA Tran Auth Rev Series 2024C, 0% 10/1/2053 (Assured Guaranty Municipal Corp Insured) (b)	20,000,000	5,030,416
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (d)	17,000,000	16,307,005
Bay Area Toll Auth CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (d)	3,000,000	2,983,586
Bay Area Toll Auth CA Bridge Rev Series 2024 F 2, 5% 4/1/2043	4,670,000	5,125,204
Bay Area Toll Auth CA Bridge Rev Series 2024 F 2, 5% 4/1/2044	1,150,000	1,254,510
Bay Area Toll Auth CA Bridge Rev Series 2024 F 2, 5% 4/1/2045	1,000,000	1,085,414
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2036 (e)	4,750,000	5,212,983
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2037 (e)	7,000,000	7,654,062
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2038 (e)	3,200,000	3,486,191
Foothill/Estrn Transn CA Toll 0% 1/15/2033 (Assured Guaranty Municipal Corp Insured) (b)	9,000,000	6,854,345
Fresno Calif Arpt Rev Series 2023A, 4.125% 7/1/2043 (Build America Mutual Assurance Co Insured) (e)	1,000,000	978,296
Fresno Calif Arpt Rev Series 2023A, 4.25% 7/1/2044 (Build America Mutual Assurance Co Insured) (e)	1,000,000	982,293
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured) (e)	2,060,000	2,268,401
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured) (e)	2,160,000	2,370,724
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured) (e)	1,000,000	1,097,636
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2038 (Build America Mutual Assurance Co Insured) (e)	1,385,000	1,515,142
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured) (e)	2,500,000	2,716,995
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured) (e)	2,625,000	2,833,685
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured) (e)	2,760,000	2,954,160
Long Beach CA Hbr Rev Series A, 5% 5/15/2029 (e)	1,350,000	1,402,147
Long Beach CA Hbr Rev Series A, 5% 5/15/2030 (e)	1,300,000	1,347,117
Long Beach CA Hbr Rev Series A, 5% 5/15/2031 (e)	2,400,000	2,483,507
Long Beach CA Hbr Rev Series A, 5% 5/15/2032 (e)	1,760,000	1,817,985
Long Beach CA Hbr Rev Series A, 5% 5/15/2033 (e)	1,350,000	1,391,640
Long Beach CA Hbr Rev Series A, 5% 5/15/2034 (e)	1,650,000	1,698,628
Long Beach CA Hbr Rev Series A, 5% 5/15/2035 (e)	2,500,000	2,569,898
Long Beach CA Hbr Rev Series A, 5% 5/15/2036 (e)	3,000,000	3,083,616
Long Beach CA Hbr Rev Series A, 5% 5/15/2037 (e)	2,755,000	2,828,919
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (e)	4,735,000	5,127,022
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (e)	3,600,000	3,644,717
Los Angeles CA Dept Arpts Rev 5% 5/15/2041 (e)	3,750,000	3,780,681
Los Angeles CA Dept Arpts Rev 5% 5/15/2043 (e)	10,000,000	10,278,540
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2031 (e)	7,350,000	7,681,058
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2048 (e)	2,000,000	2,040,281
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2049 (e)	4,950,000	5,041,072
Los Angeles CA Dept Arpts Rev Series 2019 F, 4% 5/15/2049 (e)	5,000,000	4,666,683
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2030 (e)	2,480,000	2,639,176
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2034 (e)	950,000	1,000,313
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2044 (e)	13,685,000	14,029,409
Los Angeles CA Dept Arpts Rev Series A, 5% 5/15/2030 (e)	700,000	723,847
Los Angeles CA Dept Arpts Rev Series D, 5% 5/15/2041 (e)	3,240,000	3,244,947
Ontario International Airport Authority Series 2021 A, 5% 5/15/2046 (Assured Guaranty Municipal Corp Insured)	4,315,000	4,628,471
Ontario International Airport Authority Series 2021 B, 4% 5/15/2035 (Assured Guaranty Municipal Corp Insured) (e)	1,120,000	1,128,678
Ontario International Airport Authority Series 2021 B, 4% 5/15/2036 (Assured Guaranty Municipal Corp Insured) (e)	775,000	778,977
Ontario International Airport Authority Series 2021 B, 4% 5/15/2037 (Assured Guaranty Municipal Corp Insured) (e)	1,700,000	1,704,195
Ontario International Airport Authority Series 2021 B, 4% 5/15/2038 (Assured Guaranty Municipal Corp Insured) (e)	800,000	804,630
Ontario International Airport Authority Series 2021 B, 4% 5/15/2039 (Assured Guaranty Municipal Corp Insured) (e)	555,000	555,525
Ontario International Airport Authority Series 2021 B, 4% 5/15/2040 (Assured Guaranty Municipal Corp Insured) (e)	685,000	680,858
Port Oakland Calif Rev 5% 11/1/2027 (e)	4,000,000	4,179,922
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2028 (e)	2,105,000	2,215,049
Port Oakland Calif Rev Series D, 5% 11/1/2028 (e)	4,820,000	5,033,092
Port Oakland Calif Rev Series D, 5% 11/1/2029 (e)	4,125,000	4,297,563
Riverside County Transportation Commission (91 Express Lanes Proj.) Series 2021 B1, 4% 6/1/2046	6,400,000	6,347,237
Sacramento Cnty CA Arpt Sys Rv 5% 7/1/2035	790,000	811,180
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2031 (e)	2,110,000	2,208,257
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2032 (e)	1,590,000	1,661,639
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2034 (e)	4,000,000	4,160,689
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2035 (e)	5,000,000	5,193,020
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2036 (e)	7,500,000	7,778,163
Sacramento Cnty CA Arpt Sys Rv Series 2018 E, 5% 7/1/2034	1,000,000	1,066,970
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2029	1,660,000	1,743,408
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2031	2,000,000	2,098,938
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2033	1,735,000	1,817,164
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2034	1,380,000	1,444,856
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2035	1,500,000	1,568,677
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2036	1,980,000	2,069,800
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2038	2,000,000	2,083,303
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2042	5,000,000	5,151,509
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2019 B, 5% 7/1/2028 (e)	820,000	860,947
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2019 B, 5% 7/1/2049 (e)	5,050,000	5,121,713
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2037 (e)	2,000,000	2,246,207
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2025 (e)	515,000	518,359
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2026 (e)	690,000	708,876
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2027 (e)	500,000	519,890
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2028 (e)	1,000,000	1,035,727
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2029 (e)	1,725,000	1,787,205
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2030 (e)	2,915,000	3,019,537
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2031 (e)	1,250,000	1,293,100
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2032 (e)	1,300,000	1,341,962
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2033 (e)	1,330,000	1,369,344
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2034 (e)	1,000,000	1,028,147
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2036 (e)	1,500,000	1,537,263
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2037 (e)	750,000	767,809
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2047 (e)	5,250,000	5,293,971
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2047 (e)	6,005,000	6,112,620
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016A, 5% 5/1/2030	330,000	338,659
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016B, 5% 5/1/2041 (e)	9,695,000	9,770,754
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016B, 5% 5/1/2046 (e)	23,000,000	23,076,168
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5% 5/1/2042 (e)	3,205,000	3,248,498
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018 D, 5% 5/1/2043 (e)	1,000,000	1,018,150
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2036 (e)	10,000,000	10,471,772
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2037 (e)	5,595,000	5,848,285
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (e)	12,645,000	12,846,982
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2050 (e)	7,000,000	7,097,914
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2029 (e)	735,000	757,974
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2031 (e)	1,100,000	1,133,464
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2032 (e)	850,000	873,977
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2033 (e)	1,095,000	1,123,676
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2034 (e)	1,250,000	1,280,788
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2035 (e)	3,475,000	3,557,208
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2036 (e)	2,250,000	2,298,557
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2037 (e)	2,250,000	2,296,462
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2041 (e)	10,235,000	10,382,685
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2029	200,000	209,563
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2030	250,000	261,192
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2032	235,000	245,132
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2033	250,000	260,512
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2034	500,000	520,626
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2037	3,000,000	3,115,108
San Jose Calif Arpt Rev Series 2021 A, 4% 3/1/2034 (e)	2,000,000	2,014,074
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2025 (e)	500,000	500,027
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2027 (e)	750,000	772,800
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2028 (e)	1,270,000	1,327,944
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2029 (e)	1,000,000	1,058,280
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2030 (e)	1,275,000	1,365,579
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2031 (e)	1,600,000	1,730,636
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2032 (e)	2,000,000	2,158,388
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2033 (e)	1,500,000	1,614,254
		379,857,497
Water & Sewer - 1.1%
Eastern Municipal Water District Financing Authority 5% 7/1/2029	250,000	276,367
Eastern Municipal Water District Financing Authority 5% 7/1/2030	250,000	281,699
Gilroy Calif Pub Facs Fing Auth Wastewater Rev Series 2021 A, 3% 8/1/2046	1,285,000	1,045,513
Glendale CA Wtr Rev 2% 2/1/2031	1,240,000	1,118,941
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2034	250,000	286,787
Pomona Calif Wtsw Rev Series 2017BE, 4% 5/1/2037	4,335,000	4,395,563
Richmond Calif Wastewater Rev Series 2019 A, 5% 8/1/2039	390,000	420,577
Richmond Calif Wastewater Rev Series 2019 A, 5% 8/1/2044	2,135,000	2,251,664
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 4% 10/1/2037	2,000,000	2,028,652
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2035	1,000,000	1,063,627
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2036	1,585,000	1,681,692
Tulare CA Swr Rev Series 2015, 5% 11/15/2026 (Assured Guaranty Municipal Corp Insured)	965,000	980,094
Vallecitos Water Dist CA Series 2021 A, 2.25% 8/1/2046	2,000,000	1,350,798
		17,181,974
TOTAL CALIFORNIA		1,608,993,935
Puerto Rico - 0.9%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	4,980,183	3,526,589
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	595,000	622,299
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,815,000	1,955,187
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	4,240,000	4,733,349
		10,837,424
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	3,690,000	3,865,217
TOTAL PUERTO RICO		14,702,641
TOTAL MUNICIPAL SECURITIES (Cost $1,616,183,704)		1,623,696,576

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (k)(l) (Cost $5,123,999)	1.67	5,122,975	5,123,999

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,621,307,703)	1,628,820,575
NET OTHER ASSETS (LIABILITIES) - 0.4%	7,156,928
NET ASSETS - 100.0%	1,635,977,503

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,053,760 or 0.9% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Non-income producing - Security is in default.
(i)	Level 3 security
(j)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	56,958,274	373,111,035	424,948,459	832,531	1,149	2,000	5,123,999	5,122,975	0.1%
Total	56,958,274	373,111,035	424,948,459	832,531	1,149	2,000	5,123,999	5,122,975

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	186,363,852	-	186,363,852	-
Electric Utilities	33,253,872	-	33,253,872	-
Escrowed/Pre-Refunded	1,857,350	-	1,857,350	-
General Obligations	616,342,008	-	616,342,008	-
Health Care	200,823,074	-	199,224,233	1,598,841
Housing	40,471,486	-	40,471,486	-
Lease Revenue	19,506,730	-	19,506,730	-
Other	36,791,685	-	36,791,685	-
Resource Recovery	9,645,392	-	9,645,392	-
Special Tax	59,193,015	-	59,193,015	-
Synthetics	10,100,000	-	10,100,000	-
Tobacco Bonds	8,443,424	-	8,443,424	-
Transportation	379,857,497	-	379,857,497	-
Water & Sewer	21,047,191	-	21,047,191	-

Money Market Funds	5,123,999	5,123,999	-	-
Total Investments in Securities:	1,628,820,575	5,123,999	1,622,097,735	1,598,841
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,616,183,704)	$1,623,696,576
Fidelity Central Funds (cost $5,123,999)	5,123,999

Total Investment in Securities (cost $1,621,307,703)		$1,628,820,575
Cash		100,000
Receivable for fund shares sold		1,237,373
Interest receivable		16,829,567
Distributions receivable from Fidelity Central Funds		29,594
Prepaid expenses		918
Other receivables		87
Total assets		1,647,018,114
Liabilities
Payable for investments purchased on a delayed delivery basis	$8,270,333
Payable for fund shares redeemed	734,980
Distributions payable	1,390,559
Accrued management fee	573,548
Distribution and service plan fees payable	16,164
Other payables and accrued expenses	55,027
Total liabilities		11,040,611
Net Assets		$1,635,977,503
Net Assets consist of:
Paid in capital		$1,662,657,962
Total accumulated earnings (loss)		(26,680,459)
Net Assets		$1,635,977,503

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($42,788,074 ÷ 3,481,856 shares)(a)		$12.29
Maximum offering price per share (100/96.00 of $12.29)		$12.80
Class M :
Net Asset Value and redemption price per share ($2,963,547 ÷ 240,534 shares)(a)		$12.32
Maximum offering price per share (100/96.00 of $12.32)		$12.83
Class C :
Net Asset Value and offering price per share ($8,080,283 ÷ 658,680 shares)(a)		$12.27
California Municipal Income :
Net Asset Value, offering price and redemption price per share ($1,422,622,069 ÷ 115,933,188 shares)		$12.27
Class I :
Net Asset Value, offering price and redemption price per share ($51,824,571 ÷ 4,214,189 shares)		$12.30
Class Z :
Net Asset Value, offering price and redemption price per share ($107,698,959 ÷ 8,759,071 shares)		$12.30
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended February 28, 2025
Investment Income
Interest		$53,220,562
Income from Fidelity Central Funds		832,531
Total income		54,053,093
Expenses
Management fee	$6,822,839
Distribution and service plan fees	201,624
Custodian fees and expenses	16,770
Independent trustees' fees and expenses	4,451
Registration fees	99,089
Audit fees	60,106
Legal	27,649
Miscellaneous	6,839
Total expenses before reductions	7,239,367
Expense reductions	(17,858)
Total expenses after reductions		7,221,509
Net Investment income (loss)		46,831,584
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,304,703)
Fidelity Central Funds	1,149
Total net realized gain (loss)		(2,303,554)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,624,706
Fidelity Central Funds	2,000
Total change in net unrealized appreciation (depreciation)		11,626,706
Net gain (loss)		9,323,152
Net increase (decrease) in net assets resulting from operations		$56,154,736
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,831,584	$50,399,007
Net realized gain (loss)	(2,303,554)	(21,404,608)
Change in net unrealized appreciation (depreciation)	11,626,706	53,454,956
Net increase (decrease) in net assets resulting from operations	56,154,736	82,449,355
Distributions to shareholders	(45,267,465)	(49,055,284)

Share transactions - net increase (decrease)	(19,299,388)	(241,711,638)
Total increase (decrease) in net assets	(8,412,117)	(208,317,567)

Net Assets
Beginning of period	1,644,389,620	1,852,707,187
End of period	$1,635,977,503	$1,644,389,620

Financial Highlights
Fidelity Advisor® California Municipal Income Fund Class A

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.20	$11.90	$12.85	$13.28	$13.63
Income from Investment Operations
Net investment income (loss) B,C	.317	.302	.267	.245	.281
Net realized and unrealized gain (loss)	.078	.291	(.952)	(.370)	(.305)
Total from investment operations	.395	.593	(.685)	(.125)	(.024)
Distributions from net investment income	(.304)	(.293)	(.265)	(.245)	(.281)
Distributions from net realized gain	(.001)	-	-	(.060)	(.045)
Total distributions	(.305)	(.293)	(.265)	(.305)	(.326)
Net asset value, end of period	$12.29	$12.20	$11.90	$12.85	$13.28
Total Return D,E	3.28%	5.06%	(5.32)%	(1.00)%	(.15)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.76%	.78%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.76%	.78%	.79%	.78%	.79%
Expenses net of all reductions	.76%	.78%	.79%	.78%	.78%
Net investment income (loss)	2.60%	2.53%	2.23%	1.84%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$42,788	$41,198	$49,498	$59,032	$60,246
Portfolio turnover rate H	22%	15%	14%	14%	13%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® California Municipal Income Fund Class M

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.23	$11.93	$12.88	$13.31	$13.66
Income from Investment Operations
Net investment income (loss) B,C	.329	.314	.280	.258	.290
Net realized and unrealized gain (loss)	.078	.291	(.953)	(.370)	(.304)
Total from investment operations	.407	.605	(.673)	(.112)	(.014)
Distributions from net investment income	(.316)	(.305)	(.277)	(.258)	(.291)
Distributions from net realized gain	(.001)	-	-	(.060)	(.045)
Total distributions	(.317)	(.305)	(.277)	(.318)	(.336)
Net asset value, end of period	$12.32	$12.23	$11.93	$12.88	$13.31
Total Return D,E	3.38%	5.15%	(5.21)%	(.91)%	(.08)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.67%	.69%	.69%	.70%	.72%
Expenses net of fee waivers, if any	.67%	.69%	.69%	.70%	.72%
Expenses net of all reductions	.67%	.69%	.69%	.70%	.72%
Net investment income (loss)	2.69%	2.61%	2.32%	1.92%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$2,964	$3,272	$3,571	$5,087	$5,326
Portfolio turnover rate H	22%	15%	14%	14%	13%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® California Municipal Income Fund Class C

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.18	$11.88	$12.83	$13.26	$13.61
Income from Investment Operations
Net investment income (loss) B,C	.228	.215	.179	.146	.181
Net realized and unrealized gain (loss)	.078	.291	(.953)	(.370)	(.305)
Total from investment operations	.306	.506	(.774)	(.224)	(.124)
Distributions from net investment income	(.215)	(.206)	(.176)	(.146)	(.181)
Distributions from net realized gain	(.001)	-	-	(.060)	(.045)
Total distributions	(.216)	(.206)	(.176)	(.206)	(.226)
Net asset value, end of period	$12.27	$12.18	$11.88	$12.83	$13.26
Total Return D,E	2.54%	4.31%	(6.03)%	(1.74)%	(.90)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.49%	1.51%	1.53%	1.53%	1.54%
Expenses net of fee waivers, if any	1.49%	1.50%	1.52%	1.53%	1.54%
Expenses net of all reductions	1.49%	1.50%	1.52%	1.53%	1.54%
Net investment income (loss)	1.87%	1.80%	1.49%	1.09%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$8,080	$8,745	$9,991	$13,692	$20,586
Portfolio turnover rate H	22%	15%	14%	14%	13%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® California Municipal Income Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$11.88	$12.83	$13.26	$13.61
Income from Investment Operations
Net investment income (loss) B,C	.357	.341	.307	.290	.325
Net realized and unrealized gain (loss)	.068	.301	(.953)	(.370)	(.305)
Total from investment operations	.425	.642	(.646)	(.080)	.020
Distributions from net investment income	(.344)	(.332)	(.304)	(.290)	(.325)
Distributions from net realized gain	(.001)	-	-	(.060)	(.045)
Total distributions	(.345)	(.332)	(.304)	(.350)	(.370)
Net asset value, end of period	$12.27	$12.19	$11.88	$12.83	$13.26
Total Return D	3.54%	5.50%	(5.02)%	(.67)%	.18%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.43%	.45%	.46%	.45%	.45%
Expenses net of fee waivers, if any	.43%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.43%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.93%	2.85%	2.56%	2.17%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$1,422,622	$1,473,001	$1,684,834	$1,946,948	$2,047,035
Portfolio turnover rate G	22%	15%	14%	14%	13%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® California Municipal Income Fund Class I

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$11.91	$12.86	$13.29	$13.64
Income from Investment Operations
Net investment income (loss) B,C	.346	.330	.297	.278	.313
Net realized and unrealized gain (loss)	.078	.292	(.953)	(.370)	(.304)
Total from investment operations	.424	.622	(.656)	(.092)	.009
Distributions from net investment income	(.333)	(.322)	(.294)	(.278)	(.314)
Distributions from net realized gain	(.001)	-	-	(.060)	(.045)
Total distributions	(.334)	(.322)	(.294)	(.338)	(.359)
Net asset value, end of period	$12.30	$12.21	$11.91	$12.86	$13.29
Total Return D	3.52%	5.31%	(5.08)%	(.75)%	.09%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.53%	.55%	.55%	.54%	.54%
Expenses net of fee waivers, if any	.53%	.54%	.54%	.54%	.54%
Expenses net of all reductions	.53%	.54%	.54%	.54%	.54%
Net investment income (loss)	2.83%	2.76%	2.47%	2.08%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$51,825	$47,272	$44,850	$52,424	$67,213
Portfolio turnover rate G	22%	15%	14%	14%	13%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® California Municipal Income Fund Class Z

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$11.91	$12.86	$13.29	$13.64
Income from Investment Operations
Net investment income (loss) B,C	.362	.345	.311	.294	.329
Net realized and unrealized gain (loss)	.077	.291	(.953)	(.370)	(.305)
Total from investment operations	.439	.636	(.642)	(.076)	.024
Distributions from net investment income	(.348)	(.336)	(.308)	(.294)	(.329)
Distributions from net realized gain	(.001)	-	-	(.060)	(.045)
Total distributions	(.349)	(.336)	(.308)	(.354)	(.374)
Net asset value, end of period	$12.30	$12.21	$11.91	$12.86	$13.29
Total Return D	3.66%	5.44%	(4.97)%	(.64)%	.21%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.40%	.43%	.43%	.42%	.43%
Expenses net of fee waivers, if any	.40%	.42%	.43%	.42%	.43%
Expenses net of all reductions	.40%	.42%	.43%	.42%	.43%
Net investment income (loss)	2.96%	2.88%	2.59%	2.20%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$107,699	$70,902	$59,963	$59,571	$52,667
Portfolio turnover rate G	22%	15%	14%	14%	13%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, California Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund may be affected by economic and political developments in the state of California.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$43,161,077
Gross unrealized depreciation	(31,813,135)
Net unrealized appreciation (depreciation)	$11,347,942
Tax Cost	$1,617,472,633

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(36,555,222)
Net unrealized appreciation (depreciation) on securities and other investments	$11,347,942

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(4,592,373)
Long-term	(31,962,849)
Total capital loss carryforward	$(36,555,222)

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Tax-exempt Income	$45,136,006	$49,055,284
Ordinary Income	$131,459	$ -
Total	$45,267,465	$ 49,055,284

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4.Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity California Municipal Income Fund	385,114,971	350,087,695
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.50
Class M	.41
Class C	.48
California Municipal Income	.42
Class I	.52
Class Z	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.50
Class M	.41
Class C	.48
California Municipal Income	.42
Class I	.52
Class Z	.39

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	108,782	17,507
Class M	- %	.25%	7,730	17
Class C	.75%	.25%	85,112	17,871
			201,624	35,395

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,660
Class M	264
Class C A	95
2,019

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity California Municipal Income Fund	5,000,000	9,194,260	(5,741)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity California Municipal Income Fund	2,469
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $291.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17,567.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended February 28, 2025	Year ended February 29, 2024
Fidelity California Municipal Income Fund
Distributions to shareholders
Class A	$1,086,500	$1,111,586
Class M	80,065	82,859
Class C	150,594	155,296
California Municipal Income	40,224,588	44,680,495
Class I	1,313,894	1,256,594
Class Z	2,411,824	1,768,454
Total	$45,267,465	$49,055,284
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2025	Year ended February 29, 2024	Year ended February 28, 2025	Year ended February 29, 2024
Fidelity California Municipal Income Fund
Class A
Shares sold	1,047,700	474,043	$12,717,633	$5,659,014
Reinvestment of distributions	79,389	79,851	969,298	954,964
Shares redeemed	(1,021,201)	(1,337,380)	(12,463,116)	(15,961,056)
Net increase (decrease)	105,888	(783,486)	$1,223,815	$(9,347,078)
Class M
Shares sold	16,264	27,656	$198,447	$337,809
Reinvestment of distributions	5,800	6,200	70,962	74,382
Shares redeemed	(48,982)	(65,756)	(596,078)	(784,107)
Net increase (decrease)	(26,918)	(31,900)	$(326,669)	$(371,916)
Class C
Shares sold	172,704	125,061	$2,114,117	$1,508,498
Reinvestment of distributions	11,392	11,879	138,856	141,823
Shares redeemed	(243,267)	(260,140)	(2,967,676)	(3,085,652)
Net increase (decrease)	(59,171)	(123,200)	$(714,703)	$(1,435,331)
California Municipal Income
Shares sold	17,239,691	23,042,463	$210,471,258	$274,087,998
Reinvestment of distributions	1,899,005	1,990,876	23,145,247	23,781,575
Shares redeemed	(24,084,882)	(45,942,162)	(293,539,828)	(539,306,612)
Net increase (decrease)	(4,946,186)	(20,908,823)	$(59,923,323)	$(241,437,039)
Class I
Shares sold	1,428,797	1,823,759	$17,458,323	$21,783,010
Reinvestment of distributions	79,063	80,253	966,156	959,922
Shares redeemed	(1,164,587)	(1,799,301)	(14,177,754)	(21,159,071)
Net increase (decrease)	343,273	104,711	$4,246,725	$1,583,861
Class Z
Shares sold	3,913,488	2,563,549	$47,926,430	$30,612,599
Reinvestment of distributions	182,156	135,579	2,225,883	1,623,053
Shares redeemed	(1,143,403)	(1,928,435)	(13,957,546)	(22,939,787)
Net increase (decrease)	2,952,241	770,693	$36,194,767	$9,295,865
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity California Municipal Trust and Shareholders of Fidelity California Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity California Municipal Income Fund (one of the funds constituting Fidelity California Municipal Trust, referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 10, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends were free from federal income tax, and 20.12% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity California Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder services, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.783451.122
CFL-ANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2025